As filed with the Securities and Exchange Commission
                                 on May 8, 2000




                        Securities Act File No. 33-98102
                    Investment Company Act File No. 811-1743

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D. C. 20549

                                                                      ---
         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           x
                                                                          ---

                                                                          ---
                         Post-Effective Amendment No. 7                    x
                                                                          ---


                                     and/or
                                                                          ---
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     x
                                                                          ---


                                                                          ---
                               Amendment No. 20                            x
                                                                      ---
                        (Check appropriate box or boxes)



                                  SPECTRA FUND
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


           ONE WORLD TRADE CENTER, SUITE 9333
           NEW YORK, NEW YORK                                      10048
--------------------------------------------------------------------------------
(Address of Principal Executive Offices)                         (Zip Code)

Registrant's Telephone Number, including Area Code:            212-806-8800


                               MR. GREGORY S. DUCH
                           FRED ALGER MANAGEMENT, INC.
                       ONE WORLD TRADE CENTER, SUITE 9333
                               NEW YORK, NY 10048
-------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):



---       immediately upon filing pursuant to paragraph (b), or

---       on [date] pursuant to paragraph (b), or
X
---       60 days after filing pursuant to paragraph (a), or

---       on April 28, 2000 pursuant to paragraph (a)(2) of Rule 485

                              ---------------------


                                  SPECTRA FUND

                                   FORM N-1A

                             CROSS REFERENCE SHEET

PART A
ITEM NO.                                                               PROSPECTUS HEADING
--------                                                               ------------------
1.       Front and Back Cover Pages ...........................        Front and Back Cover Pages

2.       Risk/Return Summary: Investments, Risks and
           Performance ........................................        Risk/Return Summary:
                                                                       Investments, Risks & Performance

3.       Risk/Return Summary: Fee Table .......................        Fees and Expenses

4.       Investment Objectives, Principal Investment
           Strategies, and Related Risks ......................        Additional Information About
                                                                       the Fund's Investments

5.       Management's Discussion of Fund Performance...........        Not Applicable

6.       Management, Organization, and Capital Structure ......        Management & Organization

7.       Shareholder Information ..............................        Shareholder Information;
                                                                       Purchasing and Redeeming Fund Shares

8.       Distribution Arrangements ............................        Purchasing and Redeeming Fund Shares

9.       Financial Highlights Information .....................        Financial Highlights


PART B                                                                 HEADING IN STATEMENT OF
ITEM NO.                                                               ADDITIONAL INFORMATION
--------                                                               ----------------------
10.      Front Cover Page .....................................        Front Cover Page

11.      Fund History .........................................        Organization

12.      Description of the Fund and Its Investments
           and Risks ..........................................        Investment Strategies and Policies;
                                                                       Appendix

13.      Management of the Fund ...............................        Management

14.      Control Persons and Principal Holders of
           Securities .........................................        Certain Shareholders

15.      Investment Advisory and Other Services ...............        Management; Custodian and Transfer
                                                                       Agent; Purchases and Redemptions;
                                                                       See in the Prospectus
                                                                       Management & Organization

16.      Brokerage Allocation and Other Practices .............        Investment Strategies and Policies

17.      Capital Stock and Other Securities ...................        Organization; See in the Prospectus
                                                                       Management & Organization;
                                                                       Shareholder Information; Purchasing
                                                                       & Redeeming Fund Shares

18.      Purchase, Redemption and Pricing of Secu-
         rities Being Offered .................................        Net Asset Value; Purchases and Redemptions

19.      Taxation of the Fund .................................        Taxes; See in the Prospectus "Shareholder Information"

20.      Underwriters .........................................        Purchases and Redemptions

21.      Calculation of Performance Data ......................        Determination of Performance; See
                                                                       in the Prospectus "Performance"

22.      Financial Statements .................................        Financial Statements


PART C

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

      SPECTRA FUND

            CLASS A SHARES



                                                                      PROSPECTUS
                                                                   JULY   , 2000


TABLE OF CONTENTS

2 ..............  Risk/Return Summary: Investments, Risks & Performance

3 ..............  Fees & Expenses

4 ..............  Additional Information About
                  the Fund's Investments

4 ..............  Management & Organization

4 ..............  Shareholder Information

5 ..............  Purchasing and Redeeming
                  Fund Shares

6 ..............  Investment Instructions


8 ..............  Financial Highlights


Back Cover .....  How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS,
RISKS & PERFORMANCE

INVESTMENT GOAL AND APPROACH

THE FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The Fund invests primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o  High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o  Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The Fund can leverage, that is, borrow money, to buy additional securities for its portfolio. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

PRINCIPAL RISKS

The main risks in investing in the Fund are:



o fluctuation in Fund price per share due to changes in the market prices of its investments

o the tendency of stocks, especially "growth" stocks, to be more volatile than some other investments you could make, such as bonds

o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed

Prices  of growth  stocks  tend to be higher  in  relation  to their  companies'
earnings,  and  may  be  more  sensitive  to  market,   political  and  economic
developments than other stocks, making their prices more volatile.

The Fund's trading in some stocks may be relatively short-term, meaning that the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses. In addition, a high level of short-term trading may increase the Fund's realized gains, thereby increasing the amount of taxable distributions to shareholders at the end of the year.

As with any equity fund, your investment will go up or down in value, and the loss of your investment is a risk of investing. Based on the Fund's investment objective, an investment in the Fund may be better suited for investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

PERFORMANCE


The following bar chart shows the changes in the Fund's performance from year to year and gives you some indication of the risks of investing in the Fund. The Fund offers two classes of shares, Class N shares, which are offered through another prospectus and Class A shares. The table beneath it compares the Fund's performance over several periods with a broad measure of market performance. The total returns reflect reinvest-ment of dividends and distributions.* Remember that the Fund's performance in the past is not necessarily an indication of how it will perform in the future.



Information in the chart and table is for the Fund's Class N shares, which were the only shares outstanding during the periods shown.

Class A and Class N shares differ only in that Class A shares are subject to a front-end sales charge; Class N shares are not. Because of the sales charge, returns on your total purchase of Class A shares (as shown in the average annual total returns table, which reflect any sales loads) would have been lower, even though the annual total return per share (as shown in the bar chart) would have been the same as for Class N shares.


----------

* Dividends and distributions paid prior to February 12, 1996, when the Fund converted from a closed-end fund, are reflected as reinvested at market value.


================================================================================
Annual Total Return as of December 31 each year (%)*


  2.81   57.30    8.49   27.56    3.66   47.69   19.48   24.69   47.94   71.94
--------------------------------------------------------------------------------
    90      91      92      93      94      95      96      97      98      99
================================================================================

Best Quarter:       Q4 1999        +44.34%
Worst Quarter:      Q3 1990       - 19.18%
================================================================================


* The Fund's calendar year-to-date total return for the period from January 1, 2000 through March 31, 2000 was 11.61%.


The following table compares the Fund's performance with that of the S&P(R) 500 Index.


================================================================================
Average Annual Total Return as of December 31, 1999

                        1 Year        5 Years      10 Years       20 Years
--------------------------------------------------------------------------------
Class N                 71.94%        41.12%        29.22%         23.73%
S&P 500 Index           21.04%        28.56%        18.21%         17.89%
================================================================================


                          ======================================================
                                             S&P 500 INDEX IS AN UNMANAGED INDEX
                                 COMPOSED OF 500 LARGE COMPANY STOCKS. INVESTORS CANNOT MAKE INVESTMENTS DIRECTLY INTO AN INDEX.
                                THE INDEX DOES NOT REFLECT ANY EXPENSES OR FEES.
                          ======================================================



[GRAPHIC OMITTED]


FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The table below shows the fees and expenses that you may incur if you buy and hold Class A shares of the Fund.

================================================================================
Shareholder Fees
(fees paid directly from your investment)                                4.75%*

Annual Fund Operating Expenses
(expenses that are deducted from Fund Assets)
     Management Fees                                                     1.50%
     Shareholder Servicing Fee                                            .25%
     Other Expenses                                                      0.35%
                                                                         -----
Total Annual Fund Operation Expenses                                     2.10%
                                                                         -----
================================================================================

* Maximum sales charge imposed on purchases (as a percentage of offering price)

EXAMPLE


The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in Class A shares of the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the table above. The figures shown would be the same whether you sold your shares at the end of each period or kept them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

================================================================================
                     1 Year          3 Years          5 Years           10 Years
--------------------------------------------------------------------------------
Class A              $  654           $1,029           $1,428           $2,541
================================================================================

The Fund pays its Distributor, Fred Alger & Company, Incorporated, a shareholder servicing fee of .25% of the value of the Fund's average daily net assets for service and maintenance of shareholder accounts. The Distributor may pay some of this fee to other organizations that also provide servicing and maintenance of shareholder accounts.


ADDITIONAL INFORMATION ABOUT
THE FUND'S INVESTMENTS

The Fund may invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the Fund's assets from a temporary unacceptable risk of loss, rather than directly to promote the Fund's investment objective.

Other securities the Fund may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER
Fred Alger Management, Inc.
One World Trade Center
Suite 9333
New York, NY 10048


The Manager has been an investment adviser since 1964, and manages investments totaling (at 6/30/00) $ billion in mutual fund assets as well as $ billion in other assets. The Manager makes investment decisions for the Fund and continuously reviews and administers the Fund's investment program. These management responsibilities are subject to the Fund's Board ofTrustees' supervision. The Fund has had the same Manager since 1974, and pays the Manager a fee at an annual rate of 1.50% of its average daily net assets.


PORTFOLIO MANAGERS

David Alger and David Hyun are the individuals responsible for the day-to-day management of the Fund's portfolio and have served in that capacity since 1974 and 1998, respectively. Mr. Alger, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Mr. Hyun has been employed by the Manager as an Analyst since 1991 and as a Senior Vice President and co-manager since 1998.

[GRAPHIC OMITTED]
                         SHAREHOLDER
                         INFORMATION

                         DISTRIBUTOR
                         Fred Alger & Company, Incorporated
                         30 Montgomery Street
                         Jersey City, New Jersey 07302

                         TRANSFER AGENT
                         Alger Shareholder Services, Inc.
                         30 Montgomery Street
                         Jersey City, New Jersey 07302


NET ASSET VALUE

The price of one Class A share is its "net asset value", or NAV, plus the front-end sales charge. The NAV is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.


The Fund generally values its assets on the basis of market quotations. Where market quotations are not readily available, the Manager makes a good faith determination on the basis of fair value, under procedures adopted by the Board of Trustees.

DIVIDENDS AND DISTRIBUTIONS

Dividends of the Fund's net investment income and distributions of its net realized capital gains are declared and paid annually by the Fund. The Fund expects that these annual payments to shareholders will consist primarily of capital gains, which may be taxable to you at different rates depending upon how long the Fund held the securities that it sold to create the gains. Unless you choose to receive cash payments by checking the appropriate box on your New Account Application, any dividends and distributions will be reinvested automatically at the NAV on their payment dates. If you have chosen cash payments and a payment is returned to the Fund as undeliverable, upon receipt that payment will be reinvested in Fund shares at the next NAV. All subsequent payments will be reinvested until you reinstate your cash election and provide a valid mailing address.

Regardless of whether you choose to take distributions in cash or reinvest them in the Fund, they may be subject to federal and state taxes. Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

=======================================================
            NAV (NET ASSET VALUE) IS COMPUTED BY ADDING
      TOGETHER THE VALUE OF THE PORTFOLIO'S INVESTMENTS
PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILITIES
          AND THEN DIVIDING THE RESULT BY THE NUMBER OF
                                ITS OUTSTANDING SHARES.
=======================================================

CLASSES OF FUND SHARES


The Fund offers two classes of shares. Class A shares are subject to a front-end sales charge and are available only through authorized broker dealers. Only Class A shares are offered in this prospectus. Class N shares are not subject to a front-end sales charge and can be purchased (i) directly from the Fund, (ii) through investment advisers and other professionals who offer "wrap programs" i.e., investment portfolio services for a fee, and (iii) through discount brokers and other financial intermediaries that offer transaction processing and account maintenance facilities related to varied menus of mutual funds and fund families. For more information about Class N shares contact the Fund. The following chart indicates the sales charge you may pay when purchasing Class A shares:

================================================================================
PURCHASE                 SALES CHARGE        SALES CHARGE       DEALER ALLOWANCE
AMOUNT                   as a % of           as a % of          as a % of
                         Offering Price      Net Asset Value    Offering Price
--------------------------------------------------------------------------------
  Less than $100,000          4.75%               4.99%               4.00%
  $100,000 - $249,999         4.00%               4.17%               3.25%
  $250,000 - $499,999         3.00%               3.09%               2.50%
  $500,000 - $999,999         2.25%               2.30%               1.75%
  $1,000,000 and over           *                   *                 1.00%
================================================================================

* These purchases may be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

   Purchases of Class A shares which, when combined with current holdings of Class A shares offered with a sales charge, equal or exceed $1,000,000 in the aggregate, may be made at net asset value without any front-end sales charge. However, these shares will be subject to a contingent deferred sales charge
   (CDSC) if redeemed within 12 months of purchase. In calculating the CDSC, the Fund assumes that any shares not subject to a CDSC are redeemed first.

   Class A share front-end sales charges may be waived in certain circumstances, which are discussed in the Statement of Additional Information.

PURCHASING AND REDEEMING CLASS A SHARES

You can purchase or redeem some or all of your shares on any day the New York Stock Exchange is open. They will be processed at the offering price next calculated after your purchase request or at the NAV next calculated after your redemption request is received in good order by the Transfer Agent. Ordinarily, your redemption check will be issued within 7 days after your redemption request is accepted by the Transfer Agent. However, when you purchase shares with a check or via TelePurchase or Automatic Investment Plan, no check will be issued against those funds for 15 days. The Transfer Agent or Fund may reject any purchase order. The Fund does not impose a sales charge for redemptions other than redemptions of Class A shares that were purchased without a sales charge in connection with a purchase of $1 million or more and held for less than 12 months.


You may aggregate all the Class A shares you purchase in the Fund in order to obtain a reduced sales charge (as indicated above) if you provide sufficient information at the time of purchase for verification of your eligibility for the lower charge.

If you intend to make an aggregate purchase of $100,000 or more over a period of 13 months or less, you can complete a letter of intent and return it to the Fund. Please contact the Fund or consult your broker dealer for details before you buy the shares.

Purchases sent directly to the Fund will be invested in Class N shares.

Class A shares are available only through authorized broker dealers. To purchase or redeem Class A shares, simply call your broker dealer.

================================================================================
MINIMUM INVESTMENTS
                                          Initial                   Subsequent
                                         Investment                 Investment
--------------------------------------------------------------------------------
Regular account                            $1,000                      $100
Traditional IRA                              $250                      $100
Roth IRA                                     $250                      $100
Education IRA                                $100                      $100
SIMPLE IRA                                   $250                      $100
Keogh                                        $250                      $100
401(k)                                       $250                      $100
403(b)                                       $250                      $100
Automatic Investment                          $25                       $25
================================================================================


Unless your account is a Spectra-sponsored tax-deferred retirement plan, if it falls below $500 because of redemptions, the Fund may send you written notice providing 60 days to restore it to the minimum balance. After 60 days, the Fund may close your account and redeem all of your shares.

Under unusual circumstances, the Fund may redeem some of your shares "in kind", which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

Shares may be worth more or less when you redeem them than they are at the time you buy them. This means that you may realize a taxable gain or loss when you redeem shares.

EXCHANGES

You can exchange shares of the Fund for shares of Alger Money Market Portfolio of The Alger Fund, another portfolio advised by the Manager. If you would like a prospectus describing the Money Market Portfolio, please call the Fund at (800) 711-6141. Remember that for tax purposes, an exchange is considered a sale and a purchase. Thus, you may realize a taxable gain or loss when you exchange shares.

                      (This Page Intentionally Left Blank)

[GRAPHIC OMITTED]


FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund's financial performance for the periods shown. The Fund was a closed-end fund until February 12, 1996, when it became an open-end investment company. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The Financial Highlights for the fiscal periods ended June 30, 1991 through October 31, 1999 have been audited by Arthur Andersen LLP, the Fund's independent public accountants. The Financial Highlights, with the exception of the total return information, for the period ended June 30, 1990 has been audited by other independent accountants, who have expressed an unqualified opinion thereon. Arthur Andersen LLP's report, along with the financial statements of the Fund, are contained in the Fund's Annual Report, which is available by contacting the Fund at (800) 711-6141.

CLASS N SHARES*
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD (I)

                                         Six Months Ended                                                                Four Months
                                          April 30, 2000                                                                    Ended
                                            (unaudited)                           Year Ended October 31,                   Oct. 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                              1999        1998         1997         1996         1995      1994(ii)
                                                           ----------  ----------    -------      -------       ------     ------
Net asset value, beginning of period                            $6.65       $5.74      $4.54        $6.98        $6.27      $5.71
                                                           ----------  ----------    -------      -------       ------     ------
Net investment income (loss)                                    (0.07)      (0.02)     (0.06)(iii)  (0.08)(iii)  (0.17)     (0.04)

Net realized and unrealized gain
  (loss) on investments                                          4.22        0.98       1.26         0.41         2.41       0.60
                                                           ----------  ----------    -------      -------       ------     ------

Total from investment operations                                 4.15        0.96       1.20         0.33         2.24       0.56
Distributions from net realized gains                           (0.04)      (0.05)        --        (2.77)       (1.53)        --
                                                           ----------  ----------    -------      -------       ------     ------

Net asset value, end of period                                 $10.76       $6.65      $5.74        $4.54        $6.98      $6.27
                                                           ==========  ==========    =======      =======       ======     ======
Total return(iv)                                                62.66%      16.94%     26.45%       12.68%       57.72%      9.93%
                                                           ==========  ==========    =======      =======       ======     ======
Ratios and Supplemental Data:
  Net assets, end of period (000's omitted)                  $548,656    $193,039    $84,988      $11,485       $5,374     $4,832
                                                           ==========  ==========    =======      =======       ======     ======
  Ratio of expenses excluding interest to
    average net assets                                           1.83%       1.90%
                                                           ==========  ==========
  Ratio of expenses including interest to
    average net assets                                           1.85%       1.96%      2.12%        2.55%(v)     3.76%      2.75%
                                                           ==========  ==========    =======      =======       ======     ======
  Ratio of net investment income (loss) to
    average net assets                                          (1.52)%     (1.24)%    (1.06)%      (1.69)%      (3.05)%    (1.72)%
                                                           ==========  ==========    =======      =======       ======     ======
  Portfolio Turnover Rate                                      102.54%     190.74%    133.98%      197.04%      207.25%     56.24%
                                                           ==========  ==========    =======      =======       ======     ======
  Amount of debt outstanding at end
    of period                                                      --    $705,000
                                                           ==========  ==========
  Average amount of debt outstanding
    during the period                                        $986,981  $1,044,096
                                                           ==========  ==========
  Average daily number of shares
    outstanding during the period                          40,946,839  22,865,292
                                                           ==========  ==========
  Average amount of debt per share
    during the period                                           $0.02       $0.05
                                                           ==========  ==========

* During the periods shown, shares of the Fund now designated Class N shares were the only shares outstanding. Class A shares were not offered prior to the date of this prospectus.


(i) Per share data has been adjusted to reflect the effect of a 3 for 1 stock split which occurred April 23, 1999.

(ii)  Ratios have been annualized; total return has not been annualized.

(iii) Amount was computed based on average shares outstanding during the year.

(iv) Distributions paid when the Fund operated as a closed-end fund (i.e. prior to February 12, 1996), have been reflected as being reinvested at market value.


(v) Amount has been reduced by 0.69% due to expense reimbursements made pursuant to applicable state expense limits.


(vi)  Unaudited.

                               Year Ended June 30,
--------------------------------------------------------------------------------

          1994           1993          1992           1991           1990
          ----           ----          ----           ----           ----
         $6.34          $5.98         $6.50          $6.24          $5.04
        ------         ------        ------         ------         ------
         (0.09)         (0.10)        (0.07)         (0.05)         (0.04)
          0.89           1.23          0.55           0.75           1.27
        ------         ------        ------         ------         ------
          0.80           1.13          0.48           0.70           1.23
         (1.43)         (0.77)        (1.00)         (0.44)         (0.03)
        ------         ------        ------         ------         ------
         $5.71          $6.34         $5.98          $6.50          $6.24
        ======         ======        ======         ======         ======
         17.53%         23.66%        11.65%         15.63%         24.76%(vi)
        ======         ======        ======         ======         ======

        $4,394         $4,884        $4,603         $5,006         $4,805
        ======         ======        ======         ======         ======





          2.59%          2.57%         2.14%          2.74%          3.01%
        ======         ======        ======         ======         ======

         (1.47)%        (1.55)%       (1.07)%        (0.85)%        (0.76)%
        ======         ======        ======         ======         ======
        116.61%        100.71%        63.54%         78.00%         81.70%
        ======         ======        ======         ======         ======

FOR FUND INFORMATION:

By telephone:     1-800-711-6141

By mail:     Spectra Fund
             One World Trade Center
             Suite 9333
             New York, NY 10048

By Internet: Text versions of Fund documents can be
             downloaded from the following sources:
             > The Fund: http://www.spectrafund.com
             > SEC (EDGAR database): http://www.sec.gov

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, investments, and risks, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, D.C. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling 1-202-942-8090.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED
Spectra Fund
SEC File #811-1743


SP20


      SPECTRA FUND

            CLASS A SHARES

       INVESTING IN COMPANIES OF ALL SIZES TO ACHIEVE
       CAPITAL APPRECIATION



                                                                      PROSPECTUS


                                                                   JULY   , 2000





      As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

      An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SPECTRA FUND


 CLASS N SHARES



     PROSPECTUS
    July , 2000



TABLE OF CONTENTS
--------------------------------------------------------------------------------


2 ..............  Risk/Return Summary: Investments, Risks & Performance

3 ..............  Fees & Expenses

4 ..............  Additional Information About
                  the Fund's Investments

4 ..............  Management & Organization

4 ..............  Shareholder Information

5 ..............  Purchasing and Redeeming
                  Fund Shares

6 ..............  Investment Instructions

7 ..............  Redemption Instructions

8 ..............  Financial Highlights

Back Cover .....  How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS,
RISKS & PERFORMANCE

INVESTMENT GOAL AND APPROACH

THE FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The Fund invests primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o  High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o  Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The Fund can leverage, that is, borrow money, to buy additional securities for its portfolio. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

PRINCIPAL RISKS

The main risks in investing in the Fund are:

o fluctuation in Fund price per share due to changes in the market prices of its investments

o the tendency of stocks, especially "growth" stocks, to be more volatile than some other investments you could make, such as bonds

o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed

Prices  of growth  stocks  tend to be higher  in  relation  to their  companies'
earnings,  and  may  be  more  sensitive  to  market,   political  and  economic
developments than other stocks, making their prices more volatile.

The Fund's trading in some stocks may be relatively short-term, meaning that the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses. In addition, a high level of short-term trading may increase the Fund's realized gains, thereby increasing the amount of taxable distributions to shareholders at the end of the year.

As with any equity fund, your investment will go up or down in value, and the loss of your investment is a risk of investing. Based on the Fund's investment objective, an investment in the Fund may be better suited for investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

PERFORMANCE


The following bar chart shows the changes in the performance of the Fund's Class N shares from year to year and gives you some indication of the risks of investing in the Fund. The table beneath it compares the performance of the Fund's Class N shares over several periods with a broad measure of market performance. The total returns reflect reinvestment of dividends and distributions.* Remember that the Fund's performance in the past is not necessarily an indication of how it will perform in the future.


----------

* Dividends and distributions paid prior to February 12, 1996, when the Fund converted from a closed-end fund, are reflected as reinvested at market value.

================================================================================

Annual Total Return as of December 31 each year (%)*


2.81      57.30    8.49   27.56    3.66   47.69   19.48   24.69   47.94   71.94
--------------------------------------------------------------------------------
 90         91      92      93      94      95      96      97      98      99

Best Quarter:       Q4 1999        +44.34%
Worst Quarter:      Q3 1990       - 19.18%
================================================================================

* The Fund's total return for the period from January 1, 2000 through March 31, 2000 was 11.61%.


The following table compares the Fund's performance with that of the S&P(R) 500 Index.

================================================================================
Average Annual Total Return as of December 31, 1999


                   1 Year           5 Years         10 Years          20 Years
--------------------------------------------------------------------------------
Class N            71.94%           41.12%           29.22%            23.73%
S&P 500 Index      21.04%           28.56%           18.21%            17.89%

================================================================================

The Fund also offers Class A shares. Class A and Class N shares differ only in that Class A shares are subject to a sales charge, whereas Class N shares are not. Because of the sales charge, returns will be lower for Class A shares.


                          ======================================================
                                         THE S&P 500 INDEX IS AN UNMANAGED INDEX
                                 COMPOSED OF 500 LARGE COMPANY STOCKS. INVESTORS CANNOT MAKE INVESTMENTS DIRECTLY INTO AN INDEX.
                          ======================================================


[GRAPHIC OMITTED]

FEES AND EXPENSES


Investors incur certain fees and expenses in connection with an investment in the Fund. The table below shows the fees and expenses that you may incur if you buy and hold Class N shares of the Fund.

================================================================================
Shareholder Fees
(fees paid directly from your investment)                                 None

Annual Fund Operating Expenses
(expenses that are deducted from Fund Assets)
     Management Fees                                                      1.50%
     Distribution Fees                                                    None
     Other Expenses                                                       0.35%
                                                                          ----
Total Annual Fund Operation Expenses                                      1.85%
                                                                          ====
================================================================================




EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in Class N shares of the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the table above. The figures shown would be the same whether you sold your shares at the end of each period or kept them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


================================================================================
  1 Year                3 Years                5 Years                10 Years
--------------------------------------------------------------------------------
  $188                    $582                  $1,001                 $2,169
================================================================================

The Fund pays its Distributor, Fred Alger & Company, Incorporated, a shareholder servicing fee of .25% of the value of the Fund's average daily net assets for service and maintenance of shareholder accounts. The Distributor may pay some of this fee to other organizations that also provide service and maintenance of shareholder accounts.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

The Fund may invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the Fund's assets from a temporary unacceptable risk of loss, rather than directly to promote the Fund's investment objective.

Other securities the Fund may invest in are discussed in the Fund's Statement of Additional Information (see back cover).


[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER
Fred Alger Management, Inc.
One World Trade Center
Suite 9333
New York, NY 10048


The Manager has been an investment adviser since 1964, and manages investments totaling (at 6/30/00) $____ billion in mutual fund assets as well as $___ billion in other assets. The Manager makes investment decisions for the Fund and continuously reviews and administers the Fund's investment program. These management responsibilities are subject to the Fund's Board ofTrustees' supervision. The Fund has had the same Manager since 1974, and pays the Manager a fee at an annual rate of 1.50% of its average daily net assets.


PORTFOLIO MANAGERS

David Alger and David Hyun are the individuals responsible for the day-to-day management of the Fund's portfolio and have served in that capacity since 1974 and 1998, respectively. Mr. Alger, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Mr. Hyun has been employed by the Manager as an Analyst since 1991 and as a Senior Vice President and co-manager since 1998.

[GRAPHIC OMITTED]        SHAREHOLDER
                         INFORMATION

                         DISTRIBUTOR
                         Fred Alger & Company, Incorporated
                         30 Montgomery Street
                         Jersey City, New Jersey 07302

                         TRANSFER AGENT
                         Alger Shareholder Services, Inc.
                         30 Montgomery Street
                         Jersey City, New Jersey 07302


NET ASSET VALUE CLASS N


The price of one Class N share is its "net asset value", or NAV. The NAV is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values its assets on the basis of market quotations. Where market quotations are not readily available, the Manager makes a good faith determination on the basis of fair value, under procedures adopted by the Board of Trustees.

DIVIDENDS AND DISTRIBUTIONS

Dividends of the Fund's net investment income and distributions of its net realized capital gains are declared and paid annually by the Fund. The Fund expects that these annual payments to shareholders will consist primarily of capital gains, which may be taxable to you at different rates depending upon how long the Fund held the securities that it sold to create the gains. Unless you choose to receive cash payments by checking the appropriate box on your New Account Application, any dividends and distributions will be reinvested automatically at the NAV on their payment dates. If you have chosen cash payments and a payment is returned to the Fund as undeliverable, upon receipt that payment will be reinvested in Fund shares at the next NAV. All subsequent payments will be reinvested until you reinstate your cash election and provide a valid mailing address.

Regardless of whether you choose to take distributions in cash or reinvest them in the Fund, they may be subject to federal and state taxes. Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

                         =======================================================
                                     NAV (NET ASSET VALUE) IS COMPUTED BY ADDING
                               TOGETHER THE VALUE OF THE PORTFOLIO'S INVESTMENTS
                         PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILITIES
                                   AND THEN DIVIDING THE RESULT BY THE NUMBER OF
                                                         ITS OUTSTANDING SHARES.
                         =======================================================


CLASSES OF FUND SHARES


The Fund offers two classes of shares. Class N shares are not subject to a sales charge and can be purchased (i) directly from the Fund, (ii) through investment advisers and other professionals who offer "wrap programs"--I.E., investment portfolio services for a fee, and (iii) through discount brokers and other financial intermediaries that offer transaction processing and account maintenance facilities relating to varied menus of mutual funds and fund families. Class A shares are subject to a front-end sales charge and are available only through authorized broker dealers. Only Class N shares are offered in this prospectus.

PURCHASING AND REDEEMING CLASS N SHARES

No sales charge is imposed on Class N shares. You can purchase or redeem some or all of your shares on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after your purchase or redemption request is received in good order by the Transfer Agent. Ordinarily, your redemption check will be issued within 7 days after your redemption request is accepted by the Transfer Agent. However, when you purchase shares with a check or via TelePurchase or Automatic Investment Plan, no check will be issued against those funds for 15 days. The Transfer Agent or Fund may reject any purchase order. The Fund does not impose a sales charge for redemptions.

Different ways to purchase and redeem are listed on the following pages. For telephone redemptions, the Fund and Transfer Agent have reasonable procedures in place to determine that the instructions are genuine. They include requesting personal identification and recording calls. If the Fund and Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions.


================================================================================
MINIMUM INVESTMENTS
                                         Initial                     Subsequent

                                        Investment                   Investment

--------------------------------------------------------------------------------
Regular account                           $1,000                        $100
Traditional IRA                             $250                        $100
Roth IRA                                    $250                        $100
Education IRA                               $100                        $100
SIMPLE IRA                                  $250                        $100
Keogh                                       $250                        $100
401(k)                                      $250                        $100
403(b)                                      $250                        $100
Automatic Investment                         $25                         $25
================================================================================

================================================================================
INVESTMENT INSTRUCTIONS - Class N Shares


TO OPEN AN ACCOUNT:

BY MAIL:
--------------------------------------------------------------------------------
(make checks payable to Spectra Fund)
Mail your completed  application and check to:

      Alger Shareholder Services, Inc.
      30 Montgomery Street
      Jersey City, NJ 07302


BY FED WIRE:
--------------------------------------------------------------------------------
Have your bank wire funds to:

INSTRUCTIONS                                 EXAMPLE

State Street Bank &                          State Street Bank &
  Trust Company                                Trust Company
Boston, MA 02101                             Boston, MA 02101
ABA # 011000028                              ABA #011000028
BNF: Spectra Fund                            BNF=Spectra Fund
AC-00797548                                  AC-00797548
Originator To
  Beneficiary Information=                   OBI=Spectra Fund
New Account                                  New Account*
Shareholder Name(s)                          John & Jane Doe
Tax ID Number                                123-45-6789

Forward the completed New Account Application to Alger Shareholder Services stating that the account was established by wire transfer and the date and amount of the transfer.

*If you already have an account number assigned to you, insert it here.

CONTACT:
--------------------------------------------------------------------------------
CALL OR VISIT your discount broker, investment adviser, or bank or other financial institution.

AUTOMATICALLY:
--------------------------------------------------------------------------------
Complete the AUTOMATIC INVESTMENT PLAN option on your account application. Minimum automatic investment is $25.

VIA OUR WEBSITE:
--------------------------------------------------------------------------------
Visit the Spectra Fund website to download a new account application - www.spectrafund.com

Mail completed application with your investment to Alger Shareholder Services, Inc.
================================================================================



================================================================================
TO MAKE ADDITIONAL INVESTMENTS IN AN EXISTING ACCOUNT - Class N Shares


BY MAIL:
--------------------------------------------------------------------------------
Complete and return the Invest by Mail slip attached to your Spectra Statement and return the slip with your investment to:

      Alger Shareholder Services, Inc.
      30 Montgomery Street
      Jersey City, NJ 07302

BY TELEPHONE OR FED WIRE:
--------------------------------------------------------------------------------
TELEPURCHASE* allows you to purchase shares by telephone (minimum $500, maximum $50,000) by filling out the appropriate section of the New Account Application or returning the Telephone Services Form. The funds will be transferred from your designated bank account to your Fund account, normally within one business day.

WIRE - Have your bank wire funds to:

State Street Bank & Trust Company. (See wire instructions at left.)

                                             *NOT AVAILABLE FOR RETIREMENT PLANS

CONTACT:
--------------------------------------------------------------------------------
CALL OR VISIT your discount broker, investment adviser, or bank or other financial institution.

AUTOMATICALLY:
--------------------------------------------------------------------------------
SPECTRA FUND AUTOMATIC INVESTMENT PLAN allows you to make automatic purchases on the 15th and/or the last business day of each month. Fill out the appropriate information on the New Account Application or contact Spectra Fund to receive an Additional Services Form. Minimum automatic investment is $25.

GOVERNMENT DIRECT DEPOSIT* allows you to arrange direct deposit of U.S. federal government payments into your Spectra Fund account and PAYROLL SAVINGS PLAN* allows you to arrange direct deposit of a portion of your payroll directly to your Spectra Fund Account. Call for a Payroll Savings Plan Form.

                                             *NOT AVAILABLE FOR RETIREMENT PLANS

VIA OUR WEBSITE:
--------------------------------------------------------------------------------
Visit the Spectra Fund website to download all forms to add services to your account - www.spectrafund.com

Mail your completed forms to Alger Shareholder Services, Inc. In addition, you can perform certain transactions electronically via our website.
================================================================================

================================================================================
REDEMPTION INSTRUCTIONS - Class N Shares


BY MAIL:
--------------------------------------------------------------------------------

SEND a letter of instruction to Alger Shareholder Services, Inc. which includes

    - account  number
    - number of shares or dollar  amount of redemption
    - where to send the proceeds
    - signature(s) of registered owner(s)
    - a signature guarantee is required if
         - your redemption is for more than $25,000; or
         - you want the check sent to a different address than the one we have on file; or
         - you want the check to be made payable to someone other than the registered owner(s) we have on file; or
         - you have changed your address on file within the past 60 days.

BY TELEPHONE:*
--------------------------------------------------------------------------------
CALL 800-711-6141 to sell shares (unless you refuse this service on your New Account Application). The Fund will send you a check for amounts up to $5,000. You can choose to receive a check or a wire** for amounts over $5,000. Note: you cannot request a check if you have changed your address on file within the past 60 days.

TELEREDEMPTION allows you to redeem shares by telephone by filling out the appropriate section of the New Account Application or returning the Telephone Services Form. The funds will be transferred to your bank account in an amount between $500 and $50,000, normally within 2 business days. Shares issued in certificate form are not eligible for this service.

                                             *NOT AVAILABLE FOR RETIREMENT PLANS
               **ONLY IF THE APPROPRIATE SECTION OF THE APPLICATION IS COMPLETED

CONTACT:
--------------------------------------------------------------------------------
CALL OR VISIT your broker dealer, investment adviser, or bank or other financial institution.

AUTOMATICALLY:
--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWAL PLAN allows you to receive regular monthly, quarterly or annual payments. Your account value must be at least $10,000, and the payments must be for $50 or more. The maximum monthly withdrawal is 1% of the current account value in the Fund at the time you begin participation in the Plan.

VIA OUR WEBSITE:
--------------------------------------------------------------------------------
Visit the Spectra Fund website to download all forms to add redemption privileges to your existing account - www.spectrafund.com. In addition, you can now perform certain transactions electronically via our website.

Mail your completed forms to Alger Shareholder Services, Inc.
================================================================================


TO SPEAK WITH A SPECTRA FUND REPRESENTATIVE CALL 1-800-711-6141

e-mail: invest@spectrafund.com

web address: www.spectrafund.com

Representatives are available to assist you with any questions you have.

                              ==================================================
                                         SIGNATURE GUARANTEE IS A GUARANTEE BY A
                                       FINANCIAL INSTITUTION THAT YOUR SIGNATURE
                                         IS AUTHENTIC. THE FINANCIAL INSTITUTION
                                      ACCEPTS LIABILITY FOR ANY FORGERY OR FRAUD
                                     IF THE SIGNATURE IT GUARANTEES PROVES TO BE
                                    COUNTERFEIT. IT IS AN IDEAL MEANS TO PROTECT
                                 INVESTORS AND THEIR ASSETS. A NOTARIZATION BY A
                                  NOTARY PUBLIC IS NOT AN ACCEPTABLE SUBSTITUTE.
                              ==================================================


Unless your account is a Spectra-sponsored tax-deferred retirement plan, if it falls below $500 because of redemptions, the Fund may send you written notice providing 60 days to restore it to the minimum balance. After 60 days, the Fund may close your account and redeem all of your shares.

To purchase Class A shares, contact your broker dealer.

Under unusual circumstances, the Fund may redeem some of your shares "in kind", which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

Shares may be worth more or less when you redeem them than they are at the time you buy them. This means that you may realize a taxable gain or loss when you redeem shares.

EXCHANGES

You can exchange shares of the Fund for shares of Alger Money Market Portfolio of The Alger Fund, another portfolio advised by the Manager. If you would like a prospectus describing the Money Market Portfolio, please call the Fund at (800) 711-6141. Remember that for tax purposes, an exchange is considered a sale and a purchase. Thus, you may realize a taxable gain or loss when you exchange shares.

Certain exchange transactions can be performed on our website. Contact the Fund for details.

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS


The Financial Highlights table is intended to help you understand the financial performance of the Fund's Class N shares for the indicated periods. The Fund was a closed-end fund until February 12, 1996, when it became an open-end investment company. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The Financial Highlights for the fiscal periods ended June 30, 1991 through October 31, 1999 have been audited by Arthur Andersen LLP, the Fund's independent public accountants. The Financial Highlights, with the exception of the total return information, for the period ended June 30, 1990 has been audited by other independent accountants, who have expressed an unqualified opinion thereon. Arthur Andersen LLP's report, along with the financial statements of the Fund, are contained in the Fund's Annual Report, which is available by contacting the Fund at (800) 711-6141.


CLASS N SHARES
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD (I)

                                       Six Months
                                          Ended
                                     April 30, 2000
                                       (unaudited)                            Year Ended October 31,
---------------------------------------------------------------------------------------------------------------------------------
                                                         1999           1998           1997               1996               1995
                                                  -----------    -----------    -----------        -----------        -----------
Net asset value, beginning of period              $      6.65    $      5.74    $      4.54        $      6.98        $      6.27
                                                  -----------    -----------    -----------        -----------        -----------
Net investment income (loss)                            (0.07)         (0.02)         (0.06)(iii)        (0.08)(iii)        (0.17)
Net realized and unrealized gain
  (loss) on investments                                  4.22           0.98           1.26               0.41               2.41
                                                  -----------    -----------    -----------        -----------        -----------
Total from investment operations                         4.15           0.96           1.20               0.33               2.24
Distributions from net realized gains                   (0.04)         (0.05)            --              (2.77)             (1.53)
                                                  -----------    -----------    -----------        -----------        -----------
Net asset value, end of period                    $     10.76    $      6.65    $      5.74        $      4.54        $      6.98
                                                  ===========    ===========    ===========        ===========        ===========
Total return(iv)                                        62.66%         16.94%         26.45%             12.68%             57.72%
                                                  ===========    ===========    ===========        ===========        ===========
Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted)                               $   548,656    $   193,039    $    84,988        $    11,485        $     5,374
                                                  ===========    ===========    ===========        ===========        ===========
  Ratio of expenses excluding
    interest to average net assets                       1.83%          1.90%
                                                  ===========
  Ratio of expenses including
    interest to average net assets                       1.85%          1.96%          2.12%              2.55%(v)           3.76%
                                                  ===========    ===========    ===========        ===========        ===========
  Ratio of net investment income
    (loss) to average net assets                        (1.52)%        (1.24)%        (1.06)%            (1.69)%            (3.05)%
                                                  ===========    ===========    ===========        ===========        ===========
  Portfolio Turnover Rate                              102.54%        190.74%        133.98%            197.04%            207.25%
                                                  ===========    ===========    ===========        ===========        ===========
  Amount of debt outstanding at
    end of period                                          --    $   705,000
                                                  ===========
  Average amount of debt
     outstanding during the period                $   986,981    $ 1,044,096
                                                  ===========
  Average daily number of shares
    outstanding during the period                  40,946,839     22,865,292
                                                  ===========    ===========
  Average amount of debt per share
    during the period                             $      0.02    $      0.05
                                                  ===========    ===========

(i) Per share data has been adjusted to reflect the effect of a 3 for 1 stock split which occurred April 23, 1999.

(ii)  Ratios have been annualized; total return has not been annualized.

(iii) Amount was computed based on average shares outstanding during the year.

(iv) Distributions paid when the Fund operated as a closed-end fund (i.e. prior to February 12, 1996), have been reflected as being reinvested at market value.

(v) Amount has been reduced by 0.69% due to expense reimbursements made pursuant to applicable state expense limits.

(vi)  Unaudited.

  Four
 Months
  Ended
Oct. 31,                             Year Ended June 30,
------------------------------------------------------------------------------
 1994(ii)        1994         1993          1992          1991        1990
 ------        ------       ------        ------         ------     ------
  $5.71         $6.34        $5.98         $6.50         $6.24       $5.04
 ------        ------       ------        ------        ------      ------
  (0.04)        (0.09)       (0.10)        (0.07)        (0.05)      (0.04)

   0.60          0.89         1.23          0.55          0.75        1.27
 ------        ------       ------        ------        ------      ------
   0.56          0.80         1.13          0.48          0.70        1.23
     --         (1.43)       (0.77)        (1.00)        (0.44)      (0.03)
 ------        ------       ------        ------        ------      ------
  $6.27         $5.71        $6.34         $5.98         $6.50       $6.24
 ======        ======       ======        ======        ======      ======
   9.93%        17.53%       23.66%        11.65%        15.63%      24.76%(vi)
 ======        ======       ======        ======        ======      ======


 $4,832        $4,394       $4,884        $4,603        $5,006      $4,805
 ======        ======       ======        ======        ======      ======







   2.75%         2.59%        2.57%         2.14%         2.74%       3.01%
 ======        ======       ======        ======        ======      ======
  (1.72)%       (1.47)%      (1.55)%       (1.07)%       (0.85)%     (0.76)%
 ======        ======       ======        ======        ======      ======
  56.24        116.61%      100.71%        63.54%        78.00%      81.70%
 ======        ======       ======        ======        ======      ======

FOR FUND INFORMATION:

By telephone:     1-800-711-6141


By mail:     Spectra Fund
             One World Trade Center
             Suite 9333
             New York, NY 10048

By Internet: Text versions of Fund documents can be
             downloaded from the following sources:
             > The Fund: http://www.spectrafund.com
             > SEC (EDGAR database): http://www.sec.gov

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, investments, and risks, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, D.C. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling 1-202-942-8090.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED
Spectra Fund
SEC File #811-1743

SP20



      SPECTRA FUND

        CLASS N SHARES





      INVESTING IN COMPANIES OF ALL SIZES TO ACHIEVE CAPITAL APPRECIATION






                                                                      PROSPECTUS
                                                                  July    , 2000



      As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

      An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

      Spectra Fund

            Class A Shares
            Class N Shares




TABLE OF CONTENTS


                                                                      PROSPECTUS
                                                                     July , 2000


2 ..............  Risk/Return Summary: Investments,
                  Risks & Performance

3 ..............  Fees & Expenses

4 ..............  Additional Information About
                  the Fund's Investments

4 ..............  Management & Organization

4 ..............  Shareholder Information

5 ..............  Purchasing and Redeeming
                  Fund Shares

6 ..............  Investment Instructions

7 ..............  Redemption Instructions

8 ..............  Financial Highlights

Back Cover .....  How to obtain more information

[GRAPHIC OMITTED]

Risk/Return Summary: Investments,
Risks & Performance


Investment Goal and Approach

The Fund seeks long-term capital appreciation.

It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The Fund invests primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o  High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o  Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The Fund can leverage, that is, borrow money, to buy additional securities for its portfolio. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

PRINCIPAL RISKS

The main risks in investing in the Fund are:

o fluctuation in Fund price per share due to changes in the market prices of its investments

o the tendency of stocks, especially "growth" stocks, to be more volatile than some other investments you could make, such as bonds

o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed

Prices  of growth  stocks  tend to be higher  in  relation  to their  companies'
earnings,  and  may  be  more  sensitive  to  market,   political  and  economic
developments than other stocks, making their prices more volatile.

The Fund's trading in some stocks may be relatively short-term, meaning that the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses. In addition, a high level of short-term trading may increase the Fund's realized gains, thereby increasing the amount of taxable distributions to shareholders at the end of the year.

As with any equity fund, your investment will go up or down in value, and the loss of your investment is a risk of investing. Based on the Fund's investment objective, an investment in the Fund may be better suited for investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

PERFORMANCE


The following bar chart shows the changes in the Fund's performance from year to year and gives you some indication of the risks of investing in the Fund. The table beneath it compares the Fund's performance over several periods with a broad measure of market performance. The total returns reflect reinvestment of dividends and distributions.* Remember that the Fund's performance in the past is not necessarily an indication of how it will perform in the future.

Information in the chart and the table is for the Fund's Class N shares, which were the only shares outstanding during the periods shown. Class A and Class N shares differ only in that Class A shares are subject to a sales charge, whereas Class N shares are not. Because of the sales charge, returns will be lower for Class A shares.


----------
* Dividends and distributions paid prior to February 12, 1996, when the Fund converted from a closed-end fund, are reflected as reinvested at market value.

================================================================================
Annual Total Return as of December 31 each year (%)*


  2.81   57.30    8.49   27.56    3.66   47.69   19.48   24.69   47.94   71.94
--------------------------------------------------------------------------------
    90      91      92      93      94      95      96      97      98      99

Best Quarter:       Q4 1999        +44.34%
Worst Quarter:      Q3 1990       - 19.18%
================================================================================


* The Fund's  total  return for the period from January 1, 2000 through June 30,
2000 was   %.


The following table compares the Fund's performance with that of the S&P(R) 500 Index.


================================================================================
Average Annual Total Return as of December 31, 1999



                        1 Year          5 Years        10 Years        20 Years
-------------------------------------------------------------------------------
Class N                 71.94%          41.12%          29.22%          23.73%
Class A                   --              --              --              --
(Inception 7/_/00)
S&P 500 Index           21.04%          28.56%          18.21%          17.89%
================================================================================

                          ======================================================
                                         THE S&P 500 INDEX IS AN UNMANAGED INDEX
                                 COMPOSED OF 500 LARGE COMPANY STOCKS. INVESTORS CANNOT MAKE INVESTMENTS DIRECTLY INTO AN INDEX.
                          ======================================================


[GRAPHIC OMITTED]


FEES AND EXPENSES


Investors incur certain fees and expenses in connection with an investment in the Fund. The table below shows the fees and expenses that you may incur if you buy and hold shares of the Fund.


================================================================================
                                    ANNUAL FUND OPERATING
                                    EXPENSES
                                    (expenses that are deducted
                                    from Fund assets)
                                 ----------------------------------------------
                    SHAREHOLDER
                        FEES
                     (fees paid                                         TOTAL
                   directly from                                     ANNUAL FUND
                        your      Management  Distribution   Other    OPERATING
CLASS               investment)      Fees         Fees      Expenses   EXPENSES
--------------------------------------------------------------------------------
N SHARES              None          1.50%         None       0.35%      1.85%

A SHARES              4.75%*        1.50%         None       0.35%      1.85%
================================================================================

* Maximum sales charge imposed on purchases (as a percentage of offering price)



EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the table above. The figures shown would be the same whether you sold your shares at the end of each period or kept them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



================================================================================
                    1 Year         3 Years         5 Years          10 Years
--------------------------------------------------------------------------------
Class N              $188            $582           $1,001          $2,169
Class A              $654          $1,029           $1,428          $2,541
================================================================================


The Fund pays its Distributor, Fred Alger & Company, Incorporated, a shareholder servicing fee of .25% of the value of the Fund's average daily net assets for service and maintenance of shareholder accounts. The Distributor may pay some of this fee to other organizations that also provide service and maintenance of shareholder accounts.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

The Fund may invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the Fund's assets from a temporary unacceptable risk of loss, rather than directly to promote the Fund's investment objective.

Other securities the Fund may invest in are discussed in the Fund's Statement of Additional Information (see back cover).


[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER
Fred Alger Management, Inc.
One World Trade Center
Suite 9333
New York, NY 10048


The Manager has been an investment adviser since 1964, and manages investments totaling (at 6/30/00) $ billion in mutual fund assets as well as $ billion in other assets. The Manager makes investment decisions for the Fund and continuously reviews and administers the Fund's investment program. These management responsibilities are subject to the Fund's Board ofTrustees' supervision. The Fund has had the same Manager since 1974, and pays the Manager a fee at an annual rate of 1.50% of its average daily net assets.


PORTFOLIO MANAGERS

David Alger and David Hyun are the individuals responsible for the day-to-day management of the Fund's portfolio and have served in that capacity since 1974 and 1998, respectively. Mr. Alger, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Mr. Hyun has been employed by the Manager as an Analyst since 1991 and as a Senior Vice President and co-manager since 1998.

[GRAPHIC OMITTED]        SHAREHOLDER
                         INFORMATION

                         DISTRIBUTOR
                         Fred Alger & Company, Incorporated
                         30 Montgomery Street
                         Jersey City, New Jersey 07302

                         TRANSFER AGENT
                         Alger Shareholder Services, Inc.
                         30 Montgomery Street
                         Jersey City, New Jersey 07302
NET ASSET VALUE


The price of one share is its "net asset value", or NAV, plus any applicable sales charge. The NAV is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.


The Fund generally values its assets on the basis of market quotations. Where market quotations are not readily available, the Manager makes a good faith determination on the basis of fair value, under procedures adopted by the Board of Trustees.

DIVIDENDS  AND  DISTRIBUTIONS

Dividends of the Fund's net investment income and distributions of its net realized capital gains are declared and paid annually by the Fund. The Fund expects that these annual payments to shareholders will consist primarily of capital gains, which may be taxable to you at different rates depending upon how long the Fund held the securities that it sold to create the gains. Unless you choose to receive cash payments by checking the appropriate box on your New Account Application, any dividends and distributions will be reinvested automatically at the NAV on their payment dates. If you have chosen cash payments and a payment is returned to the Fund as undeliverable, upon receipt that payment will be reinvested in Fund shares at the next NAV. All subsequent payments will be reinvested until you reinstate your cash election and provide a valid mailing address.

Regardless of whether you choose to take distributions in cash or reinvest them in the Fund, they may be sub-ject to federal and state taxes. Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

=======================================================
            NAV (NET ASSET VALUE) IS COMPUTED BY ADDING
      TOGETHER THE VALUE OF THE PORTFOLIO'S INVESTMENTS
PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILITIES
          AND THEN DIVIDING THE RESULT BY THE NUMBER OF
                                ITS OUTSTANDING SHARES.
=======================================================


CLASSES OF FUND SHARES

The Fund offers two classes of shares. Class N shares are not subject to a sales charge and can be purchased (i) directly from the Fund, (ii) through investment advisers and other professionals who offer "wrap programs"--i.e., investment portfolio services for a fee, and (iii) through discount brokers and other financial intermediaries that offer transaction processing and account maintenance facilities relating to varied menus of mutual funds and fund families. Class A shares are subject to a front-end sales charge and are available only through authorized broker dealers. The following chart indicates the sales charge you may pay when purchasing Class A shares:

================================================================================
                      Sales Charge          Sales Charge        Dealer Allowance
Purchase              as a % of             as a % of           as a % of
Amount                Offering Price        Net Asset Value     Offering Price
--------------------------------------------------------------------------------
Less than $100,000       $4.75%                 4.99%                 4.00%
$100,000-$249,999        $4.00%                 4.17%                 3.25%
$250,000-$499,999        $3.00%                 3.09%                 2.50%
$500,000-$999,999        $2.25%                 2.30%                 1.75%
$1,000,000 and over         *                     *                   1.00%
================================================================================

* These purchases may be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

Purchases of Class A shares which, when combined with current holdings of Class A shares offered with a sales charge, equal or exceed $1,000,000 in the aggregate, may be made at net asset value without any front-end sales charge. However, these shares will be subject to a contingent deferred sales charge
(CDSC) if redeemed within 12 months of purchase. In calculating the CDSC, the Fund assumes that any shares not subject to a CDSC are redeemed first.

Class A share front-end and contingent deferred sales charges may be waived in certain circumstances, which are discussed in the Statement of Additional Information.


PURCHASING AND REDEEMING FUND SHARES


You can purchase or redeem some or all of your shares on any day the New York Stock Exchange is open. They will be processed at the NAV (plus any applicable sales charge) next calculated after your purchase or redemption request is received in good order by the Transfer Agent. Ordinarily, your redemption check will be issued within 7 days after your redemption request is accepted by the Transfer Agent. However, when you purchase shares with a check or via TelePurchase or Automatic Investment Plan, no check will be issued against those funds for 15 days. The Transfer Agent or Fund may reject any purchase order. The Fund does not impose a sales charge for redemptions other than redemptions of Class A shares held for less than 12 months.

You may aggregate all the Class A shares you purchase in the Fund in order to obtain a reduced sales charge (as indicated above) if you provide sufficient information at the time of purchase for verification of your eligibility for the lower charge.

If you intend to make an aggregate purchase of Class A shares of $100,000 or more over a period of 13 months or less, you can complete a letter of intent and return it to the Fund. Please contact the Fund or consult your broker dealer for details before you buy the shares.


================================================================================
MINIMUM INVESTMENTS

                                         Initial                   Subsequent
                                        Investment                 Investment
--------------------------------------------------------------------------------
Regular account                           $1,000                      $100
Traditional IRA                             $250                      $100
Roth IRA                                    $250                      $100
Education IRA                               $100                      $100
SIMPLE IRA                                  $250                      $100
Keogh                                       $250                      $100
401(k)                                      $250                      $100
403(b)                                      $250                      $100
Automatic Investment                         $25                       $25
================================================================================


Class A shares are available only through authorized broker dealers. To purchase or redeem Class A shares, simply call your broker dealer. Class N shares may be purchased in a variety of ways. For telephone redemptions, the Fund and Transfer Agent have reasonable procedures in place to determine that the instructions are genuine. They include requesting personal identification and recording calls. If the Fund and Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions.

================================================================================

INVESTMENT INSTRUCTIONS:
--------------------------------------------------------------------------------
To open a Class A Share account: contact your broker-dealer
--------------------------------------------------------------------------------
To open a Class N Share account:


BY MAIL:
--------------------------------------------------------------------------------
(make checks payable to Spectra Fund)

Mail your completed application and check to:

      Alger Shareholder Services, Inc.
      30 Montgomery Street
      Jersey City, NJ 07302

BY FED WIRE:
--------------------------------------------------------------------------------
Have your bank wire funds to:

INSTRUCTIONS                         EXAMPLE

State Street Bank &                  State Street Bank &
  Trust Company                        Trust Company
Boston, MA 02101                     Boston, MA 02101
ABA # 011000028                      ABA #011000028
BNF: Spectra Fund                    BNF=Spectra Fund
AC-00797548                          AC-00797548
Originator To
  Beneficiary Information=           OBI=Spectra Fund
New Account                          New Account*
Shareholder Name(s)                  John & Jane Doe
Tax ID Number                        123-45-6789

Forward the completed New Account Application to Alger Shareholder Services stating that the account was established by wire transfer and the date and amount of the transfer.

*If you already have an account number assigned to you, insert it here.

CONTACT:
--------------------------------------------------------------------------------

CALL OR VISIT your discount broker, investment adviser, or bank or other financial institution.


AUTOMATICALLY:
--------------------------------------------------------------------------------
Complete the AUTOMATIC INVESTMENT PLAN option on your account application. Minimum automatic investment is $25.


VIA OUR WEBSITE:
--------------------------------------------------------------------------------


Visit the Spectra Fund website to download a new account application - www.spectrafund.com

Mail completed application with your investment to Alger Shareholder Services, Inc.
================================================================================


================================================================================
To make additional investments in an existing account:
--------------------------------------------------------------------------------


Class A Share account: contact your broker-dealer
--------------------------------------------------------------------------------


Class N Share account:

BY MAIL:
--------------------------------------------------------------------------------
Complete and return the Invest by Mail slip attached to your Spectra Statement and return the slip with your investment to:

      Alger Shareholder Services, Inc.
      30 Montgomery Street
      Jersey City, NJ 07302

BY TELEPHONE OR FED WIRE:
--------------------------------------------------------------------------------
TELEPURCHASE* allows you to purchase shares by telephone (minimum $500, maximum $50,000) by filling out the appropriate section of the New Account Application or returning the Telephone Services Form. The funds will be transferred from your designated bank account to your Fund account, normally within one business day.

WIRE - Have your bank wire funds to:

State Street Bank & Trust Company. (See wire instructions at left.)

                                             *NOT AVAILABLE FOR RETIREMENT PLANS

CONTACT:
--------------------------------------------------------------------------------
Call or visit your discount broker, investment adviser, or bank or other financial institution.

AUTOMATICALLY:
--------------------------------------------------------------------------------
SPECTRA FUND AUTOMATIC INVESTMENT PLAN allows you to make automatic purchases on the 15th and/or the last business day of each month. Fill out the appropriate information on the New Account Application or contact Spectra Fund to receive an Additional Services Form. Minimum automatic investment is $25.

GOVERNMENT DIRECT DEPOSIT* allows you to arrange direct deposit of U.S. federal government payments into your Spectra Fund account and Payroll Savings Plan* allows you to arrange direct deposit of a portion of your payroll directly to your Spectra Fund Account. Call for a Payroll Savings Plan Form.

                                             *NOT AVAILABLE FOR RETIREMENT PLANS


VIA OUR WEBSITE:
--------------------------------------------------------------------------------

Visit the Spectra Fund website to download all forms to add services to your account - www.spectrafund.com

Mail your completed forms to Alger Shareholder Services, Inc. In addition, you can perform certain transactions electronically via our website.
================================================================================

REDEMPTION INSTRUCTIONS:
--------------------------------------------------------------------------------


Class A Shares: contact your broker-dealer
--------------------------------------------------------------------------------
Class N Shares:

BY MAIL:
--------------------------------------------------------------------------------

Send a letter of instruction to Alger Shareholder Services, Inc. which includes

    - account number
    - number of shares or dollar  amount of redemption
    - where to send the proceeds
    - signature(s) of registered owner(s)
    - a signature guarantee is required if
         -- your redemption is for more than $25,000; or -- you want the check sent to a different address than the one we have on file; or
         -- you want the check to be made  payable  to  someone  other  than the registered owner(s) we have on file; or
         -- you have changed your address on file within the past 60 days.

BY TELEPHONE:*
--------------------------------------------------------------------------------
CALL 800-711-6141 to sell shares (unless you refuse this service on your New Account Application). The Fund will send you a check for amounts up to $5,000. You can choose to receive a check or a wire** for amounts over $5,000. Note: you cannot request a check if you have changed your address on file within the past 60 days.

TELEREDEMPTION allows you to redeem shares by telephone by filling out the appropriate section of the New Account Application or returning the Telephone Services Form. The funds will be transferred to your bank account in an amount between $500 and $50,000, normally within 2 business days. Shares issued in certificate form are not eligible for this service.

                                             *NOT AVAILABLE FOR RETIREMENT PLANS
               **ONLY IF THE APPROPRIATE SECTION OF THE APPLICATION IS COMPLETED

CONTACT:
--------------------------------------------------------------------------------

CALL OR VISIT your discount broker, investment adviser, or bank or other financial institution.


AUTOMATICALLY:
--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWAL PLAN allows you to receive regular monthly, quarterly or annual payments. Your account value must be at least $10,000, and the payments must be for $50 or more. The maximum monthly withdrawal is 1% of the current account value in the Fund at the time you begin participation in the Plan.


VIA OUR WEBSITE:
--------------------------------------------------------------------------------
Visit the Spectra Fund website to download all forms to add redemption privileges to your existing account - www.spectrafund.com. In addition, you can now perform certain transactions electronically via our website.

Mail your completed forms to Alger Shareholder Services, Inc.


TO SPEAK WITH A SPECTRA FUND REPRESENTATIVE CALL 1-800-711-6141

e-mail: invest@spectrafund.com

web address: www.spectrafund.com

Representatives are available to assist you with any questions you have.



                              ==================================================
                                         SIGNATURE GUARANTEE IS A GUARANTEE BY A
                                       FINANCIAL INSTITUTION THAT YOUR SIGNATURE
                                         IS AUTHENTIC. THE FINANCIAL INSTITUTION
                                      ACCEPTS LIABILITY FOR ANY FORGERY OR FRAUD
                                     IF THE SIGNATURE IT GUARANTEES PROVES TO BE
                                    COUNTERFEIT. IT IS AN IDEAL MEANS TO PROTECT
                                 INVESTORS AND THEIR ASSETS. A NOTARIZATION BY A
                                  NOTARY PUBLIC IS NOT AN ACCEPTABLE SUBSTITUTE.
                              ==================================================


Unless your account is a Spectra-sponsored tax-deferred retirement plan, if it falls below $500 because of redemptions, the Fund may send you written notice providing 60 days to restore it to the minimum balance. After 60 days, the Fund may close your account and redeem all of your shares.

Under unusual circumstances, the Fund may redeem some of your shares "in kind", which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

Shares may be worth more or less when you redeem them than they are at the time you buy them. This means that you may realize a taxable gain or loss when you redeem shares.

EXCHANGES

You can exchange shares of the Fund for shares of Alger Money Market Portfolio of The Alger Fund, another portfolio advised by the Manager. If you would like a prospectus describing the Money Market Portfolio, please call the Fund at (800) 711-6141. Remember that for tax purposes, an exchange is considered a sale and a purchase. Thus, you may realize a taxable gain or loss when you exchange shares.


Certain exchange transactions can be performed on our website. Contact the Fund for details.

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS


The Financial Highlights table is intended to help you understand the Fund's financial performance for the periods shown. The Fund was a closed-end fund until February 12, 1996, when it became an open-end investment company. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The Financial Highlights for the fiscal periods ended June 30, 1991 through October 31, 1999 have been audited by Arthur Andersen LLP, the Fund's independent public accountants. The Financial Highlights, with the exception of the total return information, for the period ended June 30, 1990 has been audited by other independent accountants, who have expressed an unqualified opinion thereon. Arthur Andersen LLP's report, along with the financial statements of the Fund, are contained in the Fund's Annual Report, which is available by contacting the Fund at (800) 711-6141.

================================================================================
Class N Shares+
For a share outstanding throughout the period (i)

                                 Six Months Ended
                                  April 30, 2000
                                    (unaudited)                             Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
                                                       1999           1998             1997          1996            1995
                                                    ----------     ----------         ------       --------         ------
Net asset value, beginning of period                     $6.65          $5.74          $4.54          $6.98          $6.27
                                      --------      ----------     ----------         ------       --------         ------
Net investment income (loss)                             (0.07)         (0.02)         (0.06)(iii)    (0.08)(iii)    (0.17)
Net realized and unrealized gain
  (loss) on investments                                   4.22           0.98           1.26           0.41           2.41
                                      --------      ----------     ----------         ------       --------         ------
Total from investment operations                          4.15           0.96           1.20           0.33           2.24
Distributions from net realized gains                    (0.04)         (0.05)            --          (2.77)         (1.53)
                                      --------      ----------     ----------         ------       --------         ------
Net asset value, end of period                          $10.76          $6.65          $5.74          $4.54          $6.98
                                      ========      ==========     ==========         ======       ========         ======
Total return(iv)                                         62.66%         16.94%         26.45%         12.68%         57.72%
                                      ========      ==========     ==========         ======       ========         ======
Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted)                                   $548,656       $193,039        $84,988        $11,485         $5,374
                                      ========      ==========     ==========         ======       ========         ======
  Ratio of expenses excluding
    interest to average net assets                        1.83%          1.90%
                                      ========      ==========     ==========
  Ratio of expenses including
    interest to average net assets                        1.85%          1.96%          2.12%          2.55%(v)       3.76%
                                      ========      ==========     ==========         ======       ========         ======
  Ratio of net investment income
    (loss) to average net assets                         (1.52)%        (1.24)%        (1.06)%        (1.69)%        (3.05)%
                                      ========      ==========     ==========         ======       ========         ======
  Portfolio Turnover Rate                               102.54%        190.74%        133.98%        197.04%        207.25%
                                      ========      ==========     ==========         ======       ========         ======
  Amount of debt outstanding at
    end of period                                           --       $705,000
                                      ========      ==========     ==========

  Average amount of debt
    outstanding during the period                     $986,981     $1,044,096
                                      ========      ==========     ==========
  Average daily number of shares
    outstanding during the period                   40,946,839     22,865,292
                                      ========      ==========     ==========
  Average amount of debt per share
    during the period________                            $0.02          $0.05
                                      ========        ========       ========

 + During the periods shown, shares of the Fund now designated Class N shares were the only shares outstanding.

(i) Per share data has been adjusted to reflect the effect of a 3 for 1 stock split which occurred April 23, 1999.

(ii)  Ratios have been annualized; total return has not been annualized.

(iii) Amount was computed based on average shares outstanding during the year.

  Four
 Months
  Ended
Oct. 31,                           Year Ended June 30,
--------------------------------------------------------------------------------
1994(ii)       1994         1993           1992          1991           1990
------        ------       ------         ------        ------       ------
 $5.71         $6.34        $5.98          $6.50         $6.24        $5.04
------        ------       ------         ------        ------       ------
 (0.04)        (0.09)       (0.10)         (0.07)        (0.05)       (0.04)
  0.60          0.89         1.23           0.55          0.75         1.27
------        ------       ------         ------        ------       ------
  0.56          0.80         1.13           0.48          0.70         1.23
    --         (1.43)       (0.77)         (1.00)        (0.44)       (0.03)
------        ------       ------         ------        ------       ------
 $6.27         $5.71        $6.34          $5.98         $6.50        $6.24
======        ======       ======         ======        ======       ======
  9.93%        17.53%      23.66%          11.65%        15.63%       24.76%(vi)
======        ======       ======         ======        ======       ======

$4,832        $4,394       $4,884         $4,603        $5,006       $4,805
======        ======       ======         ======        ======       ======







  2.75%         2.59%        2.57%          2.14%         2.74%        3.01%
======        ======       ======         ======        ======       ======

 (1.72)%       (1.47)%      (1.55)%        (1.07)%       (0.85)%      (0.76)%
======        ======       ======         ======        ======       ======
 56.24%       116.61%      100.71%         63.54%        78.00%       81.70%
======        ======       ======         ======        ======       ======


(iv) Distributions paid when the Fund operated as a closed-end fund (i.e. prior to February 12, 1996), have been reflected as being reinvested at market value.

(v) Amount has been reduced by 0.69% due to expense reimbursements made pursuant to applicable state expense limits.

(vi)  Unaudited.

FOR FUND INFORMATION:

By telephone:     1-800-711-6141

By mail:     Spectra Fund
             One World Trade Center
             Suite 9333
             New York, NY 10048

By Internet: Text versions of Fund documents can be
             downloaded from the following sources:
             > The Fund: http://www.spectrafund.com
             > SEC (EDGAR database): http://www.sec.gov

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, investments, and risks, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, D.C. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling 1-202-942-8090.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED

Spectra Fund
SEC File #811-1743


SP20



      SPECTRA FUND

            CLASS A SHARES
            CLASS N SHARES




       INVESTING IN COMPANIES OF ALL SIZES TO ACHIEVE  CAPITAL APPRECIATION






                                                                      PROSPECTUS
                                                                   JULY   , 2000





      As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

      An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

STATEMENT OF                                                       July   , 2000
ADDITIONAL INFORMATION

                      |
              SPECTRA | ONE WORLD TRADE CENTER--SUITE 9333
                 FUND | NEW YORK, NEW YORK 10048
                      | (800) 711-6141
                      |


================================================================================


   Spectra Fund (the "Fund") is a registered investment company--a mutual fund--that presently offers two classes of shares: Class A shares, which are generally subject to a front-end sales charge, and Class N shares, which have no sales charge.

   This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated July , 2000. It should be read together with the Prospectus which may be obtained free of charge by writing or calling the Fund at the address or toll-free number shown above.

   The Fund's financial statements for the year ended October 31, 1999 and for the six months ended April 30, 2000 are contained in its annual and semi-annual reports to shareholders and are incorporated by reference into this Statement of Additional Information.


                                    CONTENTS


Investment Strategies and Policies ........................................    2
Portfolio Transactions ....................................................    8
Net Asset Value ...........................................................    9
Classes of Shares .........................................................    9
Purchases and Redemptions .................................................    9
Management ................................................................   13
Taxes .....................................................................   16
Custodian and Transfer Agent ..............................................   16
Diversification ...........................................................   16
Certain Shareholders ......................................................   16
Organization ..............................................................   17
Determination of Performance ..............................................   17
Financial Statements ......................................................   18
Appendix ..................................................................  A-1

INVESTMENT STRATEGIES AND
POLICIES

The Prospectus discusses the investment objective of the Fund and the principal strategies to be employed to achieve this objective. This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize and certain risks attendant to those investments, policies and strategies.

CASH POSITION

In order to afford the Fund the flexibility to take advantage of new opportunities for investments in accordance with its investment objective or to meet redemptions, it may, under normal circumstances, hold up to 15% of its total assets in money market instruments including, but not limited to, certificates of deposit, time deposits and bankers' acceptances issued by domestic bank and thrift institutions, U.S. Government securities, commercial paper and repurchase agreements. When management's analysis of economic and technical market factors suggests that common stock prices will decline sufficiently that a temporary defensive position is deemed advisable, the Fund may invest in high-grade senior securities or U.S. Government securities or retain cash or cash equivalents, all without limitation.

SMALL CAPITALIZATION INVESTMENTS

Certain companies in which the Fund will invest may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. Investing in smaller, newer issuers generally involves greater risk than investing in larger, more established issuers. Such companies may have limited product lines, markets or financial resources and may lack management depth. Their securities may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

U.S. GOVERNMENT OBLIGATIONS

Bills, notes, bonds, and other debt securities issued by the U.S. Treasury are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

SHORT-TERM CORPORATE DEBT SECURITIES

These are outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

COMMERCIAL PAPER

These are short-term promissory notes issued by corporations primarily to finance short-term credit needs.

REPURCHASE AGREEMENTS

Under the terms of a repurchase agreement, the Fund would acquire a high quality money market instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the instrument at an agreed price (including accrued interest) and time, thereby determining the yield during the Fund's holding period. Repurchase agreements may be seen to be loans by the Fund collateralized by the underlying instrument. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period and not necessarily related to the rate of return on the underlying instrument. The value of the underlying securities, including accrued interest, will be at least equal at all times to the total amount of the repurchase obligation, including interest. The Fund bears a risk of loss in the event that the other party to a repurchase agreement declares bankruptcy or defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or part of the income from the agreement. Fred Alger Management, Inc. ("Alger Management"), acting under the supervision of the Fund's Board of Trustees, reviews the credit worthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate these risks and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is maintained at the required level.

WARRANTS AND RIGHTS

The Fund may invest in securities convertible into or exchangeable for equity securities including warrants and rights. A warrant is a type of security that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks. Warrants are freely transferable and are traded on the major securities exchanges.

PORTFOLIO DEPOSITARY RECEIPTS

To the extent otherwise consistent with its investment policies and applicable law, the Fund may invest up to 5% of its total assets in Portfolio Depositary Receipts, exchange-traded shares issued by investment compa-nies, typically unit investment trusts, holding portfolios of common stocks designed to replicate and, therefore, track the performance of various broad securities indexes or sectors of such indexes. For example, the Fund may invest in Standard & Poor's Depositary Receipts(R) (SPDRs), issued by a unit investment trust whose portfolio tracks the S&P 500 Composite Stock Price Index, or Standard & Poor's MidCap 400 Depositary Receipts(R) (MidCap SPDRs), similarly linked to the S&P MidCap 400 Index.

ILLIQUID AND RESTRICTED SECURITIES

The Fund will not invest more than 15% of its net assets in "illiquid" securities, which include restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than 7 days; however, restricted securities that are determined by the Board of Trustees to be liquid are not subject to this limitation.

The Fund may invest in restricted securities governed by Rule 144A under the Securities Act of 1933. In adopting Rule 144A, the Securities and Exchange Commission specifically stated that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the board of trustees (or the fund's adviser acting subject to the board's supervision) determines that the securities are in fact liquid. The Board has delegated its responsibility to Alger Management to determine the liquidity of each restricted security purchased pursuant to the Rule, subject to the Board's oversight and review. Examples of factors that will be taken into account in evaluating the liquidity of a Rule 144A security, both with respect to the initial purchase and on an ongoing basis, will include, among others: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). If institutional trading in restricted securities were to decline to limited levels, the liquidity of the Fund's portfolio could be adversely affected.

SHORT SALES

The Fund may sell securities "short against the box." While a short sale is the sale of a security the Fund does not own, it is "against the box" if at all times when the short position is open the Fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

LENDING OF PORTFOLIO SECURITIES

In order to generate income and to offset expenses, the Fund may lend portfolio securities with a value up to 331U3% of the Fund's total assets, including all collateral for such loans, less liabilities exclusive of the obligation to return such collateral, to brokers, dealers and other financial organizations. The Fund will not lend securities to Alger Management or its affiliates. By lending its securities, the Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term securities or by earning income in the form of interest paid by the borrower when U.S. Government securities are used as collateral. The Fund will adhere to the following conditions whenever its securities are loaned: (a) the Fund must receive at least 100 percent cash collateral or equivalent securities from the borrower; (b) the borrower must increase this collateral whenever the market value of the loaned securities including accrued interest exceeds the value of the collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Fund's Board of Trustees must terminate the loan and regain the right to vote the securities. The Fund bears a risk of loss in the event that the other party to a stock loan transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction.

FOREIGN SECURITIES

The Fund may invest up to 20% of the value of its total assets in foreign securities (not including American Depositary Receipts, American Depositary
Shares or U.S. dollar denominated securities of foreign issuers). Foreign securities investments may be affected by changes in currency rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changed circumstances in dealing between nations. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on these investments as compared to dividends paid to the Fund by domestic corporations. There may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those of domestic issuers. Securities of some foreign issuers are less liq-uid and more volatile than securities of comparable domestic issuers and foreign brokerage commissions are generally higher than in the United States. Foreign securities markets may also be less liquid, more volatile and subject to less government supervision than those in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations. Securities purchased on foreign exchanges may be held in custody by a foreign bank or a foreign branch of a domestic bank.

The Fund may purchase American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") or U.S. dollar-denominated securities of foreign issuers which are not subject to the 20% foreign securities limitation. ADRs and ADSs are traded in U.S. securities markets and represent the securities of foreign issuers. While ADRs and ADSs may not necessarily be denominated in the same currency as the foreign securities they represent, many of the risks associated with foreign securities may also apply to ADRs and ADSs.

OPTIONS

The Fund may purchase put and call options and sell (write) covered put and covered call options on securities and securities indexes to increase gain or to hedge against the risk of unfavorable price movements although, as in the past, it does not currently intend to rely on these strategies extensively, if at all.

A call option on a security is a contract that gives the holder of the option the right to buy from the writer (seller) of the call option, in return for a premium paid, the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price during the option period. A put option on a security is a contract that, in return for the premium, gives the holder of the option the right to sell to the writer (seller) the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise at the exercise price during the option period.

The Fund will not sell options that are not covered. A call option written by the Fund on a security is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written or (2) greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government securities or other high grade short-term obligations in a segregated account. A put option is "covered" if the Fund maintains cash or other high grade short-term obligations with a value equal to the exercise price in a segregated account or else holds a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

If the Fund has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction. Similarly, if the Fund is the holder of an option it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that either a closing purchase or sale transaction can be effected when the Fund so desires.

The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date.

An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Fund will generally not purchase or write options that appear to lack an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event it might not be possible to effect closing transactions in particular options, so that the Fund would have to exercise its option in order to realize any profit and would incur brokerage commissions upon the exercise of the options. If the Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or otherwise covers the position.

In addition to options on securities, the Fund may also purchase and sell call and put options on securities indexes. A stock index reflects in a single number the market value of many different stocks. Relative values are assigned to the stocks included in an index and the index fluctuates with changes in the market values of the stocks. The options give the holder the right to receive a cash settlement during the term of the option based on the difference between the exercise price and the value of the index. By writing a put or call option on a securities index, the Fund is obligated, in return for the premium received, to make delivery of this amount. The Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase these options unless Alger Management is satisfied with the development, depth and liquidity of the market and Alger Management believes the options can be closed out.

Price movements in the Fund's securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and will depend, in part, on the ability of Alger Management to predict correctly movements in the direction of the stock market generally or of a particular industry. Because options on securities indexes require settlement in cash, Alger Management may be forced to liquidate portfolio securities to meet settlement obligations.

Although Alger Management will attempt to take appropriate measures to minimize the risks relating to any trading by the Fund in put and call options, there can be no assurance that the Fund will succeed in any option trading program it undertakes.

The Fund will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Fund's total assets, although no more than 5% will be committed to transactions entered into for non-hedging (speculative) purposes.

STOCK INDEX FUTURES AND OPTIONS ON STOCK INDEX FUTURES

Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the net cash amount called for in the contract at a specific future time. Put options on futures might be purchased to protect against declines in the market values of securities occasioned by a decline in stock prices and securities index futures might be sold to protect against a general decline in the value of securities of the type that comprise the index. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. While incidental to its securities activities, the Fund may use index futures as a substitute for a comparable market position in the underlying securities.

If the Fund uses futures, or options thereon, for hedging, the risk of imperfect correlation increases as the composition of the Fund varies from the composition of the stock index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures, the Fund may, if it uses a hedging strategy, buy or sell stock index futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the stock index futures has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect the Fund's net investment results if market movements are not as anticipated when the hedge is established.

An option on a stock index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract at a specified exercise price at any time prior to the expiration date of the option. The Fund will sell options on stock index futures contracts only as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or that there will be correlation between price movements in the options on stock index futures and price movements in the Fund's securities which are the subject of the hedge. In addition, the Fund's purchase of such options will be based upon predictions as to anticipated market trends, which could prove to be inaccurate.

The Fund's use, if any, of stock index futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only, if at all, for bona fide hedging, risk management or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon will require the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on stock index futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance either that the position can be offset prior to settlement at an advantageous price, or that delivery will occur. In order to cover its potential obligations if the Fund enters into futures contracts or options thereon, the Fund will maintain a segregated account which will contain only liquid assets in an amount equal to the total market value of such futures contracts less the amount of initial margin on deposit for such contracts.

The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

BORROWING

The Fund may borrow money from banks and use it to purchase additional securities. This borrowing is known as leveraging. Leveraging increases both investment opportunity and investment risk. If the investment gains on securities purchased with borrowed money exceed the cost of borrowing, including interest paid on the borrowing, the net asset value of the Fund's shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost (including interest) of borrowings, or if there are losses, the net asset value of the Fund's shares will decrease faster than would otherwise be the case. The Fund may also borrow from banks for temporary or emergency purposes. The Fund is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If such asset coverage should decline below 300% as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

INVESTMENT RESTRICTIONS

Under the Investment Company Act of 1940, as amended (the "Act"), a "fundamental" policy may not be changed without the vote of a "majority of the outstanding voting securities" of the Fund, which is defined in the Act as the lesser of (a) 67 percent or more of the shares present at a Fund meeting if the holders of more than 50 percent of the outstanding shares of the Fund are present or represented by proxy or (b) more than 50 percent of the outstanding shares. The Fund's investment objective is a fundamental policy. A "nonfundamental policy" may be changed by vote of a majority of the Fund's Board of Trustees at any time.

As a matter of fundamental policy, the Fund may not:

1. Issue senior securities, except in connection with borrowings permitted in restriction 4 and except that the writing of covered options on securities and stock indexes, and transactions in stock index futures and options thereon, shall not be deemed to be the issuance of a senior security.

2. Purchase securities on margin; but it may obtain such short-term credits from banks as may be necessary for the clearance of purchases and sales of securities.

3. Make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or owns securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer at least equal in amount to the securities sold short.

4. Borrow money, except that the Fund may borrow from banks if, immediately after such borrowing the value of the total assets of the Fund (including the amount borrowed) less its liabilities (not including any borrowing) is at least 300% of the amount of the borrowings.

5. Pledge, mortgage, hypothecate or otherwise encumber its assets except in connection with permissible borrowings or investments.

6. Act as a securities underwriter, or act as a distributor of securities issued by it except through an underwriter, acting as principal or agent, who may not be obligated to sell or take up any specific amount of securities, except that the Fund might be deemed an underwriter within the meaning of Section 2(11) of the Securities Act of 1933 in making sales of securities not registered under Federal Securities law.

7. Participate on a joint or joint and several basis in any securities trading account.

8. Make any investment in a particular industry if, immediately after the making of such investment, 25% or more of the Fund's total assets would be invested in such industry.

9. Purchase or sell real estate or interests therein or real estate mortgages, provided that the Fund may purchase marketable securities of real estate investment trusts.

10. Purchase or sell commodities or commodity contracts, nor invest in oil, gas or other mineral exploration development programs, including mineral leases, except that the Fund may purchase or sell stock index futures contracts and related options thereon if, thereafter, no more than 5% of its total assets are invested in margin and premiums.

11. Make loans to others, except through purchasing qualified debt obligations, lending its securities or entering into repurchase agreements.

12. Make any investment in warrants or rights if, immediately after the making of such investment, more than 5% of the Fund's net assets would be so invested or more than 2% of the Fund's net assets would be invested in warrants not listed on a recognized domestic stock exchange, provided, however, that warrants or rights which are attached to other securities shall be deemed to have no value for purposes hereof.

13. Purchase or retain the securities of any issuer, if, to the knowledge of the Treasurer of the Fund, those officers and directors of the Fund or the Adviser owning individually more than 1U2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.

14. Purchase any security if, as a result, the Fund would then have more than 5% of its total assets invested in securities of issuers (including predecessors) that have been in continuous operation for less than three years. This limitation shall not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

15. Purchase the securities of any other investment company, except that it may make such a purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission), provided that not more than 5% of the Fund's total assets (taken at market or other current value) would be invested in such securities immediately after the making of any such investment, or the Fund may make such a purchase as part of a merger, consolidation or acquisition of assets.

16. The Fund may purchase and sell (write) put and call options on securities and stock indexes, but only if such options are exchange-traded or traded on an automated quotation system of a national securities association; provided, however, that options on securities written by the Fund must be covered.

The following restriction is nonfundamental:

17. The Fund may not invest more than 15% of its net assets in repurchase agreements which have a maturity of longer than seven days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

Except in the case of the 300% limitation set forth in Investment Restriction No. 4, the percentage limitations contained in the foregoing restrictions apply at the time of the purchase of the securities and a later increase or decrease in percentage resulting from a change in the values of the securities or in the amount of the Fund's assets will not constitute a violation of the restriction.


PORTFOLIO TRANSACTIONS


Decisions to buy and sell securities and other financial instruments for the Fund are made by Alger Management, which also is responsible for placing these transactions, subject to the overall review of the Fund's Board of Trustees. Although investment requirements for the Fund are reviewed independently from those of the other accounts managed by Alger Management, investments of the type the Fund may make may also be made by these other accounts. When the Fund and one or more other accounts managed by Alger Management are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by Alger Management to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

Transactions in equity securities are in many cases effected on U.S. stock exchanges and involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. Purchases and sales of money market instruments and debt securities usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. Government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

To the extent consistent with applicable provisions of the Act and the rules and exemptions adopted by the Securities and Exchange Commission (the "SEC") thereunder, as well as other regulatory requirements, the Fund's Board of Trustees has determined that portfolio transactions will be executed through Fred Alger & Company, Incorporated ("Alger Inc.") if, in the judgment of Alger Management, the use of Alger Inc. is likely to result in price and execution at least as favorable as those of other qualified broker-dealers and if, in particular transactions, Alger Inc. charges the Fund a rate consistent with that charged to comparable unaffiliated customers in similar transactions. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. Principal transactions are not entered into with affiliates of the Fund except pursuant to exemptive rules or orders adopted by the SEC.

In selecting brokers or dealers to execute portfolio transactions, Alger Management seeks the best overall terms available. In assessing the best overall terms available for any transaction, Alger Management will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, Alger Management is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services, as those terms are defined in section 28(e) of the Securities Exchange Act of 1934, provided to the Fund and/or the other accounts over which Alger Management or its affiliates exercise investment discretion. The Fund will consider sales of its shares as a factor in the selection of broker-dealers to execute over-the-counter transactions, subject to the requirements of best price and execution. Alger Management's fees under its agreements with the Fund are not reduced by reason of its receiving brokerage and research service. The Fund's Board of Trustees will periodically review the commissions paid by the Fund to determine if the commissions paid over representative periods of time are reasonable in relation to the benefits inuring to the Fund. During the fiscal years ended October 31, 1999, October 31, 1998, and October 31, 1997, the Fund paid an aggregate of approximately $505,953, $569,102, and $128,857, in brokerage commissions, of which approximately $504,630, $562,849, and $127,576, respectively, was paid to Alger Inc. The commissions paid to Alger Inc. during the fiscal year ended October 31, 1999 constituted 99% of the aggregate brokerage commissions paid by the Fund; during that year, 99% of the aggregate dollar amount of transactions by the Fund involving the payment of brokerage commissions was effected through Alger Inc. Alger Inc. does not engage in principal transactions with the Fund and, accordingly, received no compen-sation in connection with securities purchased or sold in that manner, which include securities traded in the over-the-counter markets, money market investments and most debt securities.

NET ASSET VALUE

The New York Stock Exchange ("NYSE") is generally open on each Monday through Friday, except New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in
May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.

The assets of the Fund are generally valued on the basis of market quotations. Securities whose principal market is on an exchange or in the over-the-counter market are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when the Fund's Board of Trustees believes that these prices reflect the fair market value of the securities. Other investments and other assets, including restricted securities and securities for which market quotations are not readily available, are valued at fair value under procedures approved by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Fund's Board of Trustees.


CLASSES OF SHARES

As described in the Prospectus, the Fund has two classes of shares: Class A shares, which are generally subject to a front-end load, and Class N shares, which are not subject to a load. Exchanges cannot be made between Class A and Class N shares. From time to time, Alger Inc. may reallow to brokers or financial intermediaries all or substantially all of the initial sales charge on a purchase of Class A shares. To the extent that it does so, such persons may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.


PURCHASES AND REDEMPTIONS

Shares of the Fund are offered continuously by the Fund and are distributed on a best efforts basis by Alger Inc. as principal underwriter for the Fund pursuant to a distribution agreement (the "Distribution Agreement"). Under the Distribution Agreement, Alger Inc. bears all selling expenses, including the costs of advertising and of printing prospectuses and distributing them to prospective shareholders. Each of the officers of the Fund and Messrs. David D. Alger and Fred M. Alger III, Trustees of the Fund, are "affiliated persons," as defined in the Act, of the Fund and of Alger Inc.


Third Party checks will not be honored except in the case of employer sponsored retirement plans. You will be charged a fee for any check returned by your bank.


The right of redemption of shares of the Fund may be suspended or the date of payment postponed for more than seven days (a) for any periods during which the New York Stock Exchange is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of the Fund's investments or determination of its net asset value not reasonably practicable or (c) for such other periods as the SEC by order may permit for protection of the Fund's shareholders.

No interest will accrue on amounts represented by uncashed distribution or redemption checks.

PURCHASES THROUGH PROCESSING ORGANIZATIONS

You can buy shares through a "Processing Organization", which is a broker-dealer, bank or other financial institution that purchases shares for its customers. When shares are purchased this way, the Processing Organization, rather than its customer, may be the shareholder of record of the shares. Processing Organizations may impose charges and restrictions in addition to or different from those applicable if you invest with the Fund directly. Therefore, you should read the materials provided by the Processing Organization in conjunction with the Prospectus. Certain Processing Organizations may receive compensation from the Fund, Alger Inc., or any of its affiliates.


AUTOMATIC INVESTMENT PLAN (CLASS N SHARES)


Purchases into your account will be made on the fifteenth and/or last business day of each month. If the fifteenth falls on a weekend or a NYSE holiday, the purchase shall be made on the next business day. In order to participate, your account must be held by a bank which is a member of the Automated Clearing House. Please note that transfers from your bank account to a fund sponsored retirement account will be considered current year contributions.

While there is no charge to shareholders for this service, a fee will be deducted from a shareholder's Fund account in the case of insufficient funds. A shareholder's Automatic Investment Plan may be terminated at any time without charge or penalty by the shareholder, the Fund, the Transfer Agent or Alger Inc. Class A Share purchases will remain subject to the initial sales charge.

TELEPURCHASE AND TELEREDEMPTION (CLASS N SHARES)


You can apply for TelePurchase or TeleRedemption by completing a Telephone Services Form and returning it to the Transfer Agent. Although the Fund is authorized to charge a fee of $17 for each automated Clearing House redemption, it does not currently intend to do so. To use these privileges, your bank must be a member of the automated Clearing House. Shares held in any Spectra retirement plan and shares issued in certificate form are not eligible for this service.


RIGHT OF ACCUMULATION (CLASS A SHARES)

Class A Shares of the Fund may be purchased by "any person" (which includes an individual, his or her spouse and children, or a trustee or other fiduciary of a single trust, estate or single fiduciary account) at a reduced sales charge as determined by aggregating the dollar amount of the new purchase and the current value (at offering price) of all Class A Shares of the Fund then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

LETTER OF INTENT (CLASS A SHARES)

A Letter of Intent ("LOI") contemplating aggregate purchases of $100,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13-month period, provided that the investor refers to such LOIwhen placing orders. For purposes of a LOI, the "Purchase Amount" as referred to in the preceding sales charge table includes purchases by "any person" (as defined above) of all Class A Shares of the Fund offered with a sales charge over the following 13 months. An alternative is to compute the 13-month period starting up to 90 days before the date of execution of the LOI.

The minimum initial investment under the LOI is 5% of the total LOI amount. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. Shares purchased with the first 5% of the total LOIamount will be held in escrow by the Transfer Agent to assure any necessary payment of a higher applicable sales charge if the investment goal is not met. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed.


SIGNATURE GUARANTEES

The Transfer Agent will accept a signature guarantee by the following financial institutions: a U.S. bank, trust company, broker, dealer, municipal securities broker or dealer, government securities broker or dealer, credit union which is authorized to provide signature guarantees, national securities exchange, registered securities association or clearing agency.


SELLING SHARES BY TELEPHONE (CLASS N SHARES)


The Fund, the Transfer Agent and their affiliates are not liable for acting in good faith on telephone instructions relating to your account, so long as they follow reasonable procedures to determine that the telephone instructions are genuine. Such procedures may include recording the telephone calls and requiring some form of personal identification. You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement.

Redemption requests generally will be paid on the next business day. This service is not available within 60 days of changing your address or bank account of record.

EXCHANGE PRIVILEGE


Shareholders may exchange shares of the Fund for shares of Alger Money Market Portfolio of The Alger Fund (the "Portfolio"), another mutual fund managed by Alger Management, and conversely may also exchange shares of the Portfolio for Fund shares. Portfolio shares acquired in such exchanges, together with Portfolio shares acquired through reinvestment of dividends on such shares, may be exchanged for shares of the Fund, but only for Fund shares of the same class as those originally exchanged for Portfolio shares. These exchanges will be effected at the respective net asset values of the Fund and Portfolio next determined after the exchange request is accepted, with no sales charge or transaction fee imposed. A 1% CDSC will be assessed on redemptions of Class A Shares of the Fund purchased in an amount of $1 million or more which have not been subject to the

Class's initial sales charge and which have not been held for a full year (see "Contingent Deferred Sales Charge," below), and on redemptions of Portfolio shares acquired in exchange for such shares, based solely on the period of time the shares are retained in the Fund. Thus, the period of time shares are held in the Portfolio will not be counted towards the one-year holding period in determining whether the shares are subject to a CDSC.


Shares of the Portfolio received in an exchange will earn dividends beginning on the next business day after the exchange. Before exchanging Fund shares for Portfolio shares, an investor should carefully read a Prospectus describing the Portfolio. To obtain a Prospectus for The Alger Fund and more information about such exchanges, please call (800) 711-6141. The Fund reserves the right to terminate or modify this exchange privilege or to charge a per-exchange fee upon notice to shareholders.

For tax purposes, an exchange of shares is treated as a sale of the shares exchanged and therefore you may realize a taxable gain or loss when you exchange shares.


SYSTEMATIC WITHDRAWAL PLAN (CLASS N SHARES)


A systematic withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares of the Fund with a value exceeding $10,000 and who wish to receive specific amounts of cash periodically. Withdrawals of at least $50 monthly (but no more than one percent of the value of a shareholder's shares in the Fund) may be made under the Withdrawal Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a Fund.


Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificated form must deposit their share certificates of the Fund from which withdrawals will be made with Alger Shareholder Services, Inc., as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are automatically reinvested at net asset value in additional shares of the Fund. For additional information regarding the Withdrawal Plan, contact the Fund.

REDEMPTIONS IN KIND

Payment for shares tendered for redemption is ordinarily made in cash. However, if the Board of Trustees of the Fund determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Fund, in lieu of cash, in conformity with applicable rules of the SEC. The Fund has elected to be governed by Rule 18f-1 under the Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method the Fund uses to value its portfolio securities and such valuation will be made as of the time the redemption price is determined.

CONTINGENT DEFERRED SALES CHARGE

Certain Class A Shares of the Fund are subject to a CDSC. Those Class A Shares purchased in an amount of $1 million or more which have not been subject to the Class's initial sales charge and which have not been held for a full year are subject to a CDSC of 1% at the time of redemption.

Redemptions of Fund shares are deemed to be made first from amounts, if any, to which a CDSC does not apply. There is no CDSC on redemptions of (i) shares that represent appreciation on your original investment, or (ii) shares purchased through reinvestment of dividends and capital gains.

WAIVERS OF SALES CHARGES

No initial sales charge or CDSC is imposed on Class A share purchases or redemptions (1) by (i) employees of Alger Inc. and its affiliates, (ii) IRAs, Keogh Plans and employee benefit plans for those employees and (iii) spouses, children, siblings and parents of those employees and trusts of which those individuals are beneficiaries, as long as orders for the shares on behalf of those individuals and trusts were placed by the employees; (2) by (i) accounts managed by investment advisory affiliates of Alger Inc. that are registered under the Investment Advisers Act of 1940, as amended, (ii) employees, participants and beneficiaries of those accounts, (iii) IRAs, Keogh Plans and employee benefit plans for those employees, participants and beneficiaries and
(iv) spouses and minor children of those employees, participants and beneficiaries as long as orders for the shares were placed by the employees, participants and beneficiaries; (3) by directors or trustees of any investment company for which Alger Inc. or any of its affiliates serves as investment adviser or distributor; (4) of shares held through defined contribution plans as defined by ERISA; (5) by an investment company registered under the 1940 Act in connection with the combination of the investment company with the Fund by merger, acquisition of assets or by any other transaction; (6) by registered investment advisers or their own accounts;
(7) on behalf of their clients by registered investment advisers, banks, trust companies and other financial institutions, including broker-dealers with which either the Fund or Alger Inc. has entered into agreements contemplating the waiver of such charges; (8) by a Processing Organization, as shareholder of record on behalf of (i) investment advisers or financial planners trading for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services and clients of such investment advisers or financial planners trading for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the Processing Organization; and (ii) retirement and deferred compensation plans and trusts used to fund those plans; (9) by registered representatives or broker-dealers which have entered into Selected Dealer Agreements with Alger Inc., and their spouses, children, siblings and parents; and (10) shares purchased with the proceeds of a redemption of shares of a mutual fund not managed by Alger Management, if an initial or deferred sales charge was paid in connection with the investment in the other fund and the redemption from the other fund occurred within 90 days of the purchase of Fund shares.

In addition, no initial sales charge will be imposed on purchases of Class A Shares by members of a "qualified group". A qualified group is one which: (i) has been in existence for more than six months; (ii) was not organized for the purpose of buying shares of the Fund or making similar investments; and (iii) satisfies uniform criteria established by Alger Inc. that result in economy of sales effort or expense, such as a criterion that purchases be made through a central administration or through a single dealer. A qualified group does not include a group whose sole organizational connection is participation as credit card holders of a company, policyholders of an insurance company, customers of either a bank or broker- dealer, clients of an investment adviser or a similar connection. Class A Shares purchased by members of a qualified group will be subject to a CDSCof 1% if redeemed within one year of purchase.

Investors purchasing Class A Shares subject to one of the foregoing waivers are required to claim and substantiate their eligibility for the waiver at the time of purchase. It is also the responsibility of shareholders redeeming shares otherwise subject to a CDSC but qualifying for a waiver of the charge to assert this status at the time of redemption. Information regarding these procedures is available by contacting the Fund at (800) 992-3863.


CERTAIN WAIVERS OF THE CONTINGENT DEFERRED SALES CHARGE

Any CDSC which otherwise would be imposed on redemptions of Class A Shares will be waived in certain instances, including (a) redemptions of shares held at the time a shareholder becomes disabled or dies, including the shares of a shareholder who owns the shares with his or her spouse as joint tenants with right of survivorship, provided that the redemption is requested within one year after the death or initial determination of disability; (b) redemptions in connection with the following retirement plan distributions: (i) lump-sum or other distributions from a qualified corporate or Keogh retirement plan following retirement, termination of employment, death or disability ( or in the case of a five percent owner of the employer maintaining the plan, following attainment of age 70 1/2); (ii) required distributions from an Individual
Retirement Account ("IRA") following the attainment of age 70 1/2 or from a custodial account under Section 403(b)(7) of the Internal Revenue Code of 1986, following the later of retirement or attainment of age 70 1/2; and (iii) a tax-free return of an excess contribution to an IRA, and (c) systematic withdrawal payments. For purposes of the waiver described in (a) above, a person will be deemed "disabled" if the person is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment that can be expected to result in death or to be of long-continued and indefinite duration.

Shareholders claiming a waiver must assert their status at the time of redemption.

MANAGEMENT

TRUSTEES AND OFFICERS OF THE FUND


The Fund is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law. The names of the Trustees and officers of the Fund, together with information concerning their principal business occupations, and compensation during the fiscal year ended October 31, 1999 are set forth below. Each of the officers of the Fund is also an officer of Castle Convertible Fund, Inc., a registered closed-end investment company, and of The Alger Fund, The Alger American Fund and The Alger Retirement Fund, registered open-end management investment companies, for all of which Alger Management serves as investment adviser. Each of the Trustees of the Fund is also a director or trustee, as the case may be, of certain of these funds as indicated in the Trustees' biographies. Fred M. Alger III and David D. Alger are "interested persons" of the Fund, as defined in the Act. Fred M. Alger III and David D. Alger are brothers. Unless otherwise noted, the address of each person named below is One World Trade Center, Suite 9333, New York, New York 10048.



NAME, AGE, POSITION WITH
THE FUND AND ADDRESS              PRINCIPAL OCCUPATIONS


Fred M. Alger III (65)            Chairman of the Boards of Alger Associates,
  Chairman of the Board           Inc. ("Associates"), Alger Inc., Alger
                                  Management, Alger Properties, Inc.
                                  ("Properties"), Alger Shareholder Services,
                                  Inc. ("Services"), Alger Life Insurance
                                  Agency, Inc. ("Agency"), The Alger American
                                  Fund ("American"), The Alger Retirement Fund
                                  ("Retirement"), Castle Convertible Fund, Inc.
                                  ("Castle"), The Alger Fund ("Alger"), The
                                  Alger American Asset Growth Fund ("Asset
                                  Growth"), Fred Alger International Advisory
                                  S.A. ("International"), and Analysts
                                  Resources, Inc. ("ARI").

David D. Alger (56)               President and Director of Associates, Alger
  President and Trustee           Management, Alger Inc., Properties, Services,
                                  International, ARI, Agency and Castle;
                                  President and Trustee of American, Retirement and Alger; Director of Asset Growth.



Gregory S. Duch (48)              Executive Vice President, Treasurer and
  Treasurer                       Director of Alger Management, Associates and
                                  Properties; Executive Vice President and
                                  Treasurer of Alger Inc., ARI, Services and
                                  Agency; Treasurer and Director of
                                  International.

Mary E. Marsden-Cochran (47)      General Counsel, Vice President and Secretary
  Secretary                       of Associates, Alger Management, Alger Inc.,
                                  Properties, ARI, Services, and Agency
                                  (2/96-present); Secretary of International
                                  (7/97-present); formerly Associate General
                                  Counsel and Vice President, Smith Barney Inc.

Frederick A. Blum (46)            Senior Vice President of Alger Inc.
  Assistant Secretary
  and Assistant Treasurer


Charles F. Baird, Jr. (46)        Managing Partner, North Castle Trustee
  60 Arch Street                  Partners, a private equity securities group,
  Greenwich, CT 06830             since 1997; Trustee of American, Retirement
                                  and Alger; formerly Managing Director, AEA
                                  Investors Inc.

Roger P. Cheever (54)             Associate Dean for Development, Harvard
  Trustee                         University since 1997; Trustee of American,
  124 Mount Auburn Street         Retirement and Alger; formerly Deputy Director
  Cambridge, MA 02138             of the Harvard University Fund.

NAME, AGE, POSITION WITH
   THE FUND AND ADDRESS           PRINCIPAL OCCUPATIONS


Lester L. Colbert, Jr. (65)       Private investor since 1988; Director of
   Trustee                        Castle; Trustee of American, Retirement and
   551 Fifth Avenue               Alger; formerly Chairman of the Board,
   New York, NY 10176             President and Chief Executive Officer of Xidex
                                  Corporation.


Stephen E. O'Neil (67)            Attorney; private investor since 1981;
   Trustee                        Director of NovaCare, Inc. and Brown-Forman
   460 Park Avenue                Corporation and Castle; Trustee of American,
   New York, NY 10022             Retirement and Alger; formerly President and
                                  Vice Chairman of City Investing Company and
                                  Director of Centerre Bancorporation and Syntro
                                  Corporation.

Nathan E. Saint-Amand, M.D. (62)  Medical doctor in private practice; Director
   Trustee                        of Castle; Trustee of American, Retirement and
   2 East 88th Street             Alger.
   New York, NY 10128

B. Joseph White (54)              Dean, University of Michigan Business School;
   Trustee                        President, William Davidson Institute at the
   University of Michigan         University of Michigan BusinessSchool;
   Business School                Professor of Business Administration,
   701 Tappan Street              University of Michigan Business School;
   Ann Arbor, MI 48109            Director, Gordon Food Service and Castle;
                                  Trustee and Chair, Audit Committee,Equity
                                  Residential Properties Trust; Director and
                                  Chair, Compensation Committee, Kelly Services,
                                  Inc.; Trustee of American, Retirement.


No director, officer or employee of Alger Management or its affiliates receives any compensation from the Fund for serving as an officer or Trustee of the Fund. The fund pays each independent trustee $2,000 for each meeting he attends, to a maximum of $8,000, plus travel expenses incurred for attending the meeting.

The Fund did not offer its Trustees any pension or retirement benefits during or prior to the fiscal year ended October 31, 1999. The following table provides compensation amounts paid to disinterested Trustees of the Fund for the fiscal year ended October 31, 1999.

                               COMPENSATION TABLE


                                                    TOTAL COMPENSATION PAID
                                                        TO TRUSTEES FROM
                                                   THE ALGER RETIREMENT FUND,
                                 AGGREGATE               THE ALGER FUND,
                               COMPENSATION         THE ALGER AMERICAN FUND,
                                   FROM        CASTLE CONVERTIBLE FUND, INC. AND
NAME OF PERSON, POSITION       SPECTRA FUND               SPECTRA FUND
------------------------       ------------    ---------------------------------


STEPHEN E. O'NEIL, TRUSTEE        $6,250                     $34,250
NATHAN E. SAINT-AMAND, TRUSTEE    $6,250                     $34,250
B. JOSEPH WHITE, TRUSTEE          $6,000                     $27,000

INVESTMENT MANAGER

Alger Management serves as investment manager to the Fund pursuant to a written agreement (the "Management Agreement"), subject to the supervision of the Board of Trustees. The services provided by Alger Management under the Management Agreement include: providing administrative services, making investment decisions for the Fund, placing orders to purchase and sell securities on behalf of the Fund, and selecting broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that Alger Inc. will serve as the Fund's broker in effecting substantially all of the Fund's transactions on securities exchanges and will retain commissions in accordance with certain regulations of the Securities and Exchange Commission. Alger Management employs professional securities analysts who provide research services exclusively to the Fund and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser.

Alger Management is owned by Alger Inc. which in turn is owned by Alger Associates, Inc. ("Associates"), a financial services holding company. Fred M. Alger III and his brother, David D. Alger, are the majority shareholders of Associates and maybe deemed to control that company and its subsidiaries. Fred Alger holds his shares through a limited liability company, of which he is the president and majority shareholder.

Alger Management pays the salaries of all officers who are employed by both it and the Fund. Alger Management has agreed to maintain office facilities for the Fund, furnish the Fund with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund, and to compute the net asset value, net income and realized capital gains or losses of the Fund. Alger Management prepares semi-annual reports for the SEC and shareholders, prepares federal and state tax returns and filings with state securities commissions, maintains the Fund's financial accounts and records and generally assists in all aspects of the Fund's operations. Alger Management bears all expenses in connection with the performance of its services under the Management Agreement.

For the fiscal years ended October 31, 1999,  October 31, 1998,  and October 31,
1997,   Alger   Management   received   $5,716,197,   $2,172,536  and  $573,068,
respectively, from the Fund under these arrangements.

SHAREHOLDER SERVICING AGREEMENT

Under a Shareholder Servicing Agreement, the Fund pays Alger Inc. a shareholder servicing fee of .25% of the value of the Fund's average daily net assets for service and maintenance of shareholder accounts. Alger Inc. may pay some of this fee to other organizations that also provide shareholder services and maintenance of shareholder accounts. Payments under the Shareholder Servicing Agreement are not tied exclusively to the shareholder servicing expenses actually incurred by Alger Inc. and the payments may exceed expenses actually incurred by Alger Inc. The Fund's Board of Trustees evaluates the appropriateness of the Shareholder Servicing Agreement and its payment terms on a periodic basis and in doing so considers all relevant factors, including expenses borne by Alger Inc. and the amounts it receives under the Shareholder Servicing Agreement. During the fiscal year ended October 31, 1999, the Fund paid Alger Inc. $952,698 under the Shareholder Servicing Agreement.

CODE OF ETHICS


Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions, including transactions in securities that may be purchased or held by the Fund, subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 711-6141.


EXPENSES OF THE FUND

Operating expenses for the Fund generally consist of all costs not specifically borne by Alger Management, including custodian fees, Trustees' fees, transfer agency fees, legal fees, auditing costs, investment management fees, fees for necessary professional and brokerage services, costs of regulatory compliance and costs associated with maintaining legal existence and shareholder relations. In addition, the Fund may compensate Alger Inc. for servicing shareholder accounts. From time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of the Fund while retaining the ability to be reimbursed by the Fund for such amounts prior to the end of the fiscal year. This will have the effect of lowering the Fund's overall expense ratio and of increasing return to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be.

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP serves as independent public accountants for the Fund.

TAXES

The following is a summary of selected federal income tax considerations that may affect the Fund and its shareholders. The summary is not intended to substitute for individual tax advice and investors are urged to consult their own tax advisers as to the federal, state and local tax consequences of investing in the Fund.

The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If qualified as a regulated investment company, the Fund will pay no federal income taxes on its investment company taxable income (that is, taxable income other than net realized long-term capital gains) and its net realized long-term capital gains that are distributed to shareholders. To qualify under Subchapter M, the Fund must, among other things, distribute to its shareholders at least 90% of its taxable net investment income and net realized short-term capital gains. In so qualifying the Fund may be restricted in the utilization of certain of the investment techniques described above and in the Fund's prospectus. As a regulated investment company, the Fund is subject to a non-deductible excise tax of 4% with respect to certain undistributed amounts of income and capital gains during the calendar year. The Fund expects to make additional distributions or change the timing of its distributions so as to avoid the application of this tax.

In general, any gain or loss on the redemption or exchange of Fund shares will be long-term capital gain or loss if held by the shareholder for more than one year, and will be short-term capital gain or loss if held for one year or less. However, if a shareholder receives a distribution taxable as long-term capital gain with respect to Fund shares, and redeems or exchanges the shares before holding them for more than six months, any loss on the redemption or exchange up to the amount of the distribution will be treated as a long-term capital loss.

Dividends of the Fund's net investment income and distributions of its short-term capital gains will be taxable as ordinary income. Distributions of long-term capital gains will be taxable as such at the appropriate rate, regardless of the length of time you have held shares of the Fund. Only dividends that reflect a Fund's income from certain dividend-paying stocks will be eligible for the federal dividends-received deduction for corporate shareholders.

If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to such withholding, then the shareholder may be subject to a 31 percent "backup withholding tax" with respect to (i) any taxable dividends and distributions and (ii) any proceeds of any redemption of Fund shares.

CUSTODIAN AND TRANSFER AGENT

State Street Bank & Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of the Fund's assets pursuant to a custodian agreement. Alger Shareholder Services, Inc. ("Services"), 30 Montgomery Street, Jersey City, New Jersey 07302, serves as transfer agent for the Fund pursuant to a transfer agency agreement. Under the transfer agency agreement Services processes purchases and redemptions of shares of the Fund, maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and distributes any dividends and distributions payable by the Fund.

Under the transfer agency agreement, Services is compensated on a per-account and, for certain transactions, a per-transaction basis.

Diversification

The Fund is classified as a "diversified" investment company under the Investment Company Act of 1940. A "diversified" investment company is required, with respect to 75% of its assets, to limit its investment in any one issuer (other than the U.S. government) to no more than 5% of the investment company's total assets. The Fund intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code; one of the requirements for such qualification is a quarterly diversification test, applicable to 50% (rather than 75%) of the Fund's assets, similar to the requirement stated above.

CERTAIN SHAREHOLDERS


Set forth below is certain information regarding significant shareholders of Class N shares. During the periods shown, shares of the Fund now designated Class N shares were the only shares outstanding. Charles Schwab & Co., Inc.--Special Custody Acct. owned beneficially or of record ____% of the shares of the Fund at ________, 2000, and may be deemed to control the Fund, which may have the effect of proportionately diminishing the voting power of other shareholders of the Fund.

The following table contains information regarding persons who are known by the Fund to own beneficially or of record five percent or more of Class N shares. Unless otherwise noted, the address of each owner is One World Trade Center, Suite 9333, New York, New York 10048. All holdings are expressed as a percentage of the Fund's outstanding shares as of ___________, 2000.

                                                              RECORD/BENEFICIAL
                                                                  OWNERSHIP
                                                              -----------------
Charles Schwab & Co., Inc.
Special Custody Acct.
101 Montgomery St.
San Francisco, CA 94104 ....................................           ____%/--%

                                                              RECORD/BENEFICIAL
                                                                  OWNERSHIP
                                                              -----------------
National Financial Services
200 Liberty Street
New York, NY 10281 .........................................           ____%/--%


The Fund's Trustees and officers as a group hold directly ________% of the Fund's outstanding shares. However, Alger Associates, Inc., of which Fred M.Alger III and David D. Alger are the majority shareholders, owns 2.2% of the Fund's shares.


ORGANIZATION

The Fund is a diversified, open-end management investment company. From its inception in 1968 until February 12, 1996, the Fund was organized as a Massachusetts business corporation, and it had operated as a registered closed-end investment company since 1978. Shares of closed-end investment companies, unlike those of open-end companies, are ordinarily not redeemable and are not continuously offered for sale to the public. On February 12, 1996, the Fund reorganized as a Massachusetts business trust and also converted to an open-end investment company, or "mutual fund." In connection with the reorganization, the name of the Fund was changed from "Spectra Fund, Inc." to "Spectra Fund." The Fund is authorized to offer an unlimited number of shares.

Although, as a Massachusetts business trust, the Fund is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Trust's Declaration of Trust. Meetings of shareholders normally will not be held for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Under the Act, shareholders of record of no less than two-thirds of the outstanding shares of the Fund may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Trust Agreement, the Trustees are required to call a meeting of shareholders for the purpose of voting on the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10 percent of the Fund's outstanding shares.

Shares do not have cumulative voting rights, which means that holders of more than 50 percent of the shares voting for the election of Trustees can elect all Trustees. Shares have equal voting rights, which cannot be adversely modified other than by majority vote. Shares are transferable but have no preemptive, conversion or subscription rights. In the interest of economy and convenience, certificates representing shares of the Fund are physically issued only upon specific written request of a shareholder.

Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility that the Fund believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Fund in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

DETERMINATION OF PERFORMANCE

The Fund may include quotations of "total return" in advertisements or reports to shareholders or prospective investors. Total return figures show the aggregate or average percentage change in value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for recent short-, mid-, and long-term periods (ordinarily for 1, 5 and 10 years), including periods during which the Fund operated as a closed-end investment company, and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis) and may utilize dollar cost averaging. The Fund may also use "aggregate"total return figures for various periods, representing the cumulative change in value of an investment in the Fund for the specific period (again reflecting changes in share net asset value and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions). Total return will vary based on changes in market conditions. In addition, since the deduction of expenses is reflected in the total return figures, total return will also vary based on the level of the Fund's expenses. Current total return quotations may be obtained by contacting the Fund. Further information about the Fund's performance is contained in its Annual Report to Shareholders, which may be obtained without charge by contacting the Fund.

The average annual "total return" is computed according to formulas prescribed by the SEC. These performance figures are calculated in the following manner:

A. Total Return--The Fund's average annual total return described in the Prospectus is computed according to the following formula:

                                         n
                                  P (1+T) =ERV

Where:   P = a hypothetical initial payment of $1,000

         T = average annual total return

         n = number of years


       ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5 and 10 year periods (or fractional portion thereof);


The average annual total returns for Class N shares for the periods indicated below were as follows:

                               FIVE YEARS      TEN YEARS
                 YEAR ENDED       ENDED          ENDED
                   4/30/00       4/30/00        4/30/00
                   ------         ----           ----

Class N             ____%          ____%          ____%


B. Yield--the Fund's yield is computed according to the following formula:

                                             6
                       YIELD = 2[(a-b/cd + 1) - 1]

Where: a = dividends and interest earned during the period.

       b = expenses accrued for the period (net of reimbursements).

       c = The average daily number of shares outstanding during the period that were entitled to receive dividends.

         d=  the maximum offering price per share on the last day of the period.


The yield for the Fund's Class N shares for the 30 day period ended April 30, 2000, was ____%.

During the periods shown, shares of the Fund now designated Class N shares were the only shares outstanding.


IN GENERAL

Current performance information for the Fund may be obtained by calling the Fund at the telephone number provided on the cover page of this Statement of Additional Information. The Fund's quoted performance may not be indicative of future performance. The Fund's performance will depend upon factors such as the Fund's expenses and the types of instruments held by the Fund.

From time to time, advertisements or reports to shareholders may compare the yield or performance of the Fund to that of other mutual funds with a similar investment objective. The performance of the Fund, for example, might be compared to rankings prepared by Lipper Analytical Services Inc., which is a widely recognized, independent service that monitors the performance of mutual funds, as well as to various unmanaged indices, such as the S&P 500 Index(R). In addition, evaluations of the Fund published by nationally recognized ranking services or articles regarding performance, rankings and other Fund characteristics may appear in national publications including, but not limited to, BARRON'S, BUSINESS WEEK, FORBES, INSTITUTIONAL INVESTOR, INVESTOR'S BUSINESS DAILY, KIPLINGER'S PERSONAL FINANCE, MONEY, MORNINGSTAR, THE NEW YORK TIMES, USA TODAY AND THE WALL STREET JOURNAL and may be included in advertisements or communications to shareholders. Any given performance comparison should not be considered as representative of the Fund's performance for any future period.

FINANCIAL STATEMENTS


The Fund's financial statements for the year ended October 31, 1999, and the six months ended April 30, 2000, are contained in the Annual and Semi-Annual Reports to shareholders and are hereby incorporated by reference. Copies of the Fund's Annual and Semi-Annual Reports may be obtained free of charge by telephoning
(800) 711-6141.

APPENDIX

CORPORATE BOND RATINGS

    Bonds rated Aa by Moody's Investors Service, Inc. ("Moody's") are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa (Moody's highest rating) they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds that are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment in the future.

    Moody's Baa rated bonds are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

    Bonds rated Ba by Moody's are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B by Moody's generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

    Bonds rated AA by Standard & Poor's Corporation ("S&P") are judged by S&P to be high-grade obligations and in the majority of instances differ only in small degree from issues rated AAA (S&P's highest rating). Bonds rated AAA are considered by S&P to be the highest grade obligations and possess the ultimate degree of protection as to principal and interest. With AA bonds, as with AAA bonds, prices move with the long-term money market. Bonds rated A by S&P have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

    S&P's BBB rated bonds, or medium-grade category bonds, are borderline between definitely sound obligations and those where the speculative elements begin to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. These bonds generally are more responsive to business and trade conditions than to interest rates. This group is the lowest that qualifies for commercial bank investment.

    Bonds rated BB and B by S&P are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. These ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

    Bonds rated AAA by Fitch Investors Service, Inc. ("Fitch") are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question

APPENDIX
(continued)


whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

    Bonds rated Duff-1 are judged by Duff and Phelps, Inc. ("Duff") to be of the highest credit quality with negligible risk factors; only slightly more than U.
S. Treasury debt. Bonds rated Duff-2, 3 and 4 are judged by Duff to be of high credit quality with strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

COMMERCIAL PAPER RATINGS

    Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1, or related supporting institutions, are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2, or related supporting institutions, are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-l, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample liquidity is maintained.

    Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1. The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

    The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

INVESTMENT MANAGER:
Fred Alger Management, Inc.
One World Trade Center
Suite 9333
New York, New York 10048

----------------------------------
DISTRIBUTOR:
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302

----------------------------------
TRANSFER AGENT:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302

----------------------------------
INDEPENDENT PUBLIC ACCOUNTANTS:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105

----------------------------------
COUNSEL:
Hollyer Brady Smith Troxell
 Barrett Rockett Hines & Mone LLP
551 Fifth Avenue
New York, New York 10176

----------------------------------

No person has been authorized to
give any information or to make any
representations other than those
contained in the Prospectus, the
Statement of Additional Information
or the Fund's official sales
literature in connection with the
offering of the Fund's shares, and
if given or made, such other
information or representations must
not be relied on as having been
authorized by the Fund. The
Prospectus does not constitute an
offer in any state in which, or to
any person to whom, such offer may
not lawfully be made.


                      |
                      | ONE WORLD TRADE CENTER
              SPECTRA | SUITE 9333
                 FUND | NEW YORK, NEW YORK 10048
                      | (800) 711-6141
                      |


                      |
            STATEMENT |
        OF ADDITIONAL | JULY __, 2000
          INFORMATION |
                      |
                      |

                                     PART C

                                OTHER INFORMATION

Item 23.   Exhibits

Exhibit No.                Description of Exhibit
-----------                ----------------------

     (a)            Agreement and Declaration of Trust (1)  [EDGAR 2/98]

     (b)            By-laws of Registrant (1) [EDGAR 2/98]

     (c)            See Exhibits (a) and (b)

     (d)            Investment Management Agreement (1)  [EDGAR 2/98]

     (e)            Distribution Agreement (1)  [EDGAR 2/98]

     (g)            Custody Agreement (4)

     (h)            Shareholder Servicing Agreement (1)  [EDGAR 2/98]

     (i) Opinion and Consent of Hollyer Brady Smith Troxell Barrett Rockett Hines & Mone LLP (3)

     (j-1)          Opinion and Consent of Sullivan & Worcester (5)

     (j-2)          Consent of Arthur Andersen LLP

     (p)            Powers of Attorney executed by David D. Alger, Gregory S.
                    Duch, Stephen E. O'Neil, Nathan E. Saint-Amand and B. Joseph White (6)

-------------------------

(1) Incorporated by reference to Registrant's Registration Statement (the "Registration Statement") filed with the Securities and Exchange Commission (the "SEC") on October 6, 1995.

(2)  Incorporated  by  reference  to  Pre-Effective   Amendment  No.  1  to  the
     Registration Statement, filed with the SEC on December 4, 1995.

(3)  Incorporated  by  reference  to  Pre-Effective   Amendment  No.  2  to  the
     Registration Statement, filed with the SEC on February 6, 1996.

(4) Incorporated by reference to Post-Effective Amendment No. 3 filed with the SEC on February 28, 1997.

(5) Incorporated by reference to Post-Effective Amendment No. 4 filed with the SEC on December 22, 1998.

(6) Incorporated by reference to Post-Effective Amendment No. 5 filed with the SEC on February 26, 1999.

Item 24. Persons Controlled by or Under Common Control with Registrant
         -------------------------------------------------------------

                                     None.

Item 25.  Indemnification
          ---------------

         Under Section 8.4 of Registrant's Agreement and Declaration of Trust, any past or present Trustee or officer of Registrant (including persons who serve at Registrant's request as directors, officers or Trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise[hereinafter referred to as a "Covered Person"]) is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Agreement and Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of Registrant. Moreover, this provision does not authorize indemnification when it is determined , in the manner specified in the Agreement and Declaration of Trust, that such Covered Person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Expenses may be paid by Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Agreement and Declaration of Trust and either (i) the Covered Person provides security for such undertaking, (ii) Registrant is insured against losses from such advances, or (iii) the disinterested Trustees or independent legal counsel determines, in the manner specified in the Agreement and Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

         Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Securities Act") may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "SEC") such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer orcontrolling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.


Item 26.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

         Alger Management, which serves as investment manager to Registrant, is generally engaged in rendering investment advisory services to institutions and, to a lesser extent, individuals. Alger Management presently serves as investment adviser to one closed-end investment company and to three other open-end investment companies. The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Alger Management during the past two years is incorporated by reference to Schdules A and D of Form ADV filed by Alger Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-06709).


Item 27. Principal Underwriter
         ---------------------

         (a) Alger Inc. acts as principal underwriter for Registrant, The Alger Fund, The Alger American Fund and The Alger Retirement Fund and has acted as subscription agent for Castle Convertible Fund, Inc.

         (b) The information required by this Item 27 with respect to each director, officer or partner of Alger Inc. is incorporated by reference to Schedule A of Form BD filed by Alger Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-6423).

         (c) Not applicable.

Item 28. Location of Accounts and Records
         --------------------------------

         All accounts and records of Registrant are maintained by Mr. Gregory S. Duch, Fred Alger & Company, Incorporated, 30 Montgomery Street, Jersey City, NJ 07302.

Item 29.  Management Services
          -------------------

          Not applicable.


Item 30.          Undertakings
                  ------------

          Not applicable.

                                   SIGNATURES



          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 8th day of May, 2000.



                                          SPECTRA FUND

                                          By:  /s/ David D. Alger
                                               -------------------------------
                                               David D. Alger, President

ATTEST:  /s/  Gregory S. Duch
        --------------------------------------
              Gregory S. Duch, Treasurer

         Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:



         Signature                                    Title                                      Date
         ---------                                    -----                                      ----
   /s/ Fred M. Alger III*                                                                    May 8, 2000
----------------------------------------------------- Chairman of the Board                ---------------
         Fred M. Alger III


   /s/ David D. Alger                                                                        May 8, 2000
----------------------------------------------------- President and Trustee                ---------------
         David D. Alger                               (Chief Executive Officer)

   /s/  Gregory S. Duch                                                                      May 8, 2000
----------------------------------------------------- Treasurer                            ---------------
         Gregory S. Duch                              (Chief Financial and Accounting
                                                       Officer)

   /s/ Nathan E. Saint-Amand*                                                                May 8, 2000
----------------------------------------------------- Trustee                              ---------------
         Nathan E. Saint-Amand

   /s/ Stephen E. O'Neil*                                                                    May 8, 2000
----------------------------------------------------- Trustee                              ---------------
         Stephen E. O'Neil

   /s/ Charles F. Baird, Jr.*                                                                May 8, 2000
----------------------------------------------------- Trustee                              ---------------
         Charles F. Baird, Jr.

   /s/ Lester L. Colbert, Jr.*                                                               May 8, 2000
----------------------------------------------------- Trustee                              ---------------
         Lester L. Colbert, Jr.

   /s/ B. Joseph White*                                                                      May 8, 2000
----------------------------------------------------- Trustee                              ---------------
         B. Joseph White

   /s/ Roger P. Cheever*                                                                     May 8, 2000
----------------------------------------------------- Trustee                              ---------------
         Roger P. Cheever

*By: Gregory S. Duch
     --------------------------
     Gregory S. Duch
     Attorney-in-Fact

                        Securities Act File No. 33-98102
                    Investment Company Act File No. 811-1743


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-1A


                                                                           ---
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          x
                                                                           ---

                                                                           ---
                         Post-Effective Amendment No. 7                      x
                                                                           ---

                                     and/or


                                                                           ---
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      x
                                                                           ---
                                                                           ---
                                Amendment No. 20                            x
                                                                           ---

                        (Check appropriate box or boxes)


                                  SPECTRA FUND
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


                           --------------------------
                                 E X H I B I T S
                           --------------------------

                                INDEX TO EXHIBITS


Exhibit
   No.
   ---


   (j-1)    Opinion and Consent of Sullivan and Worcester.........to be filed by amendment
   (j-2)    Consent of Arthur Andersen LLP........................to be filed by amendment